SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 62.9%
	Shares	Value
CANADA — 0.0%
Brookfield Asset Management, Cl A	230	$12,844

PERU — 0.0%
Southern Copper	1,684	98,514

PUERTO RICO — 0.3%
Popular	24,332	1,893,516

UNITED KINGDOM — 0.1%
Linde	2,187	695,772

UNITED STATES — 62.5%
COMMUNICATION SERVICES — 5.0%
Activision Blizzard	3,284	192,442
Alphabet, Cl A *	3,916	11,113,412
Alphabet, Cl C *	1,394	3,971,562
AT&T	3,763	85,909
Cable One	345	611,361
Charter Communications, Cl A *	906	585,530
Comcast, Cl A	36,667	1,832,617
Discovery *	2,385	55,499
Discovery, Cl C *	5,065	115,026
DISH Network, Cl A *	2,940	91,875
Electronic Arts	2,513	312,165
Fox, Cl A	3,472	123,985
Fox, Cl B	2,648	88,973
Interpublic Group	4,420	146,700
Liberty Broadband, Cl A *	231	35,015
Liberty Broadband, Cl C *	2,194	339,741
Liberty Media -Liberty Formula One, Cl C *	2,990	182,151
Liberty Media -Liberty SiriusXM, Cl A *	1,491	72,761
Liberty Media -Liberty SiriusXM, Cl B *	3,414	167,047
Live Nation Entertainment *	1,417	151,123
Loyalty Ventures *	1,487	42,677
Lumen Technologies	28,152	347,396
Match Group *	3,252	422,727
Meta Platforms, Cl A *	13,332	4,325,701
Netflix *	1,365	876,193
News, Cl A	5,717	123,601

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
News, Cl B	2,934	$63,228
Omnicom Group	4,571	307,674
Pinterest, Cl A *	1,408	56,404
Roku, Cl A *	205	46,660
Sirius XM Holdings	11,567	70,559
Snap, Cl A *	2,198	104,647
Spotify Technology *	195	46,507
Take-Two Interactive Software *	774	128,391
T-Mobile US *	3,776	410,866
Twitter *	4,036	177,342
Verizon Communications	37,031	1,861,548
ViacomCBS	107	3,569
ViacomCBS, Cl B	4,906	151,841
Walt Disney	8,224	1,191,658
Warner Music Group, Cl A	1,106	47,923
Zillow Group, Cl C *	473	25,670
		31,107,676

CONSUMER DISCRETIONARY — 8.2%
Advance Auto Parts	1,100	242,792
Amazon.com *	2,245	7,873,372
Aptiv *	2,524	404,723
Aramark	533	17,802
Autoliv	489	47,135
AutoNation *	7,727	956,989
AutoZone *	279	506,963
Bath & Body Works	3,762	282,639
Best Buy	8,975	959,068
Booking Holdings *	169	355,213
BorgWarner	5,304	229,557
Bright Horizons Family Solutions *	818	100,573
Brunswick	5,479	514,533
Burlington Stores *	1,363	399,536
Caesars Entertainment *	2,739	246,702
Capri Holdings *	9,328	552,404
CarMax *	2,533	357,786
Carnival *	10,204	179,794
Carvana, Cl A *	134	37,576
Chewy, Cl A *	621	42,389
Chipotle Mexican Grill, Cl A *	233	382,915

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Choice Hotels International	751	$107,806
Darden Restaurants	1,714	236,446
Deckers Outdoor *	241	97,701
Dick's Sporting Goods	7,479	879,231
Dollar General	5,285	1,169,571
Dollar Tree *	3,120	417,550
Domino's Pizza	371	194,456
DR Horton	11,973	1,169,762
eBay	9,621	649,033
Etsy *	2,154	591,445
Expedia Group *	883	142,242
Five Below *	392	79,748
Floor & Decor Holdings, Cl A *	2,416	311,447
Foot Locker	1,509	68,871
Ford Motor	100,184	1,922,531
Garmin	5,896	787,352
General Motors *	28,395	1,643,219
Gentex	10,657	366,921
Genuine Parts	1,331	170,022
Hanesbrands	9,568	154,523
Hasbro	2,120	205,449
Hilton Worldwide Holdings *	1,877	253,526
Home Depot	5,159	2,066,747
Lear	951	159,568
Leggett & Platt	2,035	82,194
Lennar, Cl A	10,386	1,091,049
Lennar, Cl B	300	25,734
Lithia Motors, Cl A	125	36,416
LKQ	14,233	795,625
Lowe's	6,806	1,664,680
Lululemon Athletica *	1,350	613,454
Marriott International, Cl A *	2,195	323,894
McDonald's	3,382	827,237
MGM Resorts International	1,300	51,454
Mohawk Industries *	2,330	391,137
Newell Brands	9,043	194,153
NIKE, Cl B	11,632	1,968,600
NVR *	89	465,055
O'Reilly Automotive *	878	560,304
Penn National Gaming *	1,480	75,820
Penske Automotive Group	6,182	615,851

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Polaris	1,172	$131,018
Pool	1,487	823,976
PulteGroup	14,232	712,027
Qurate Retail *	7,791	62,328
RH *	154	89,810
Ross Stores	2,042	222,762
Royal Caribbean Cruises *	1,868	130,424
Service International	2,373	156,998
Skechers USA, Cl A *	2,595	116,567
Starbucks	5,137	563,221
Tapestry	2,045	82,045
Target	9,761	2,380,122
Tempur Sealy International	13,872	594,276
Tesla *	1,318	1,508,794
Thor Industries	1,752	185,204
TJX	5,599	388,571
Toll Brothers	5,482	347,943
Tractor Supply	3,585	807,808
Ulta Beauty *	980	376,271
Under Armour, Cl C *	2,186	43,873
Vail Resorts	335	111,123
VF	3,767	270,207
Victoria's Secret *	1,254	68,067
Wayfair, Cl A *	163	40,398
Whirlpool	3,944	858,767
Williams-Sonoma	5,915	1,152,479
Wynn Resorts *	834	67,562
Yum! Brands	2,040	250,594
		50,861,520

CONSUMER STAPLES — 2.6%
Albertsons, Cl A	6,051	212,935
Altria Group	15,304	652,563
Archer-Daniels-Midland	4,946	307,691
Bunge	1,742	150,805
Casey's General Stores	559	108,608
Coca-Cola	22,641	1,187,520
Colgate-Palmolive	4,095	307,207
Constellation Brands, Cl A	1,462	329,432
Costco Wholesale	2,411	1,300,445

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Darling Ingredients *	2,067	$139,564
Estee Lauder, Cl A	2,930	972,965
General Mills	7,684	474,641
Hershey	1,710	303,508
J M Smucker	1,221	154,420
Kellogg	4,310	263,686
Keurig Dr Pepper	4,822	163,900
Kimberly-Clark	637	83,007
Kraft Heinz	6,306	211,945
Kroger	14,373	596,911
Lamb Weston Holdings	873	45,326
McCormick	1,062	91,141
Mondelez International, Cl A	5,340	314,739
Monster Beverage *	3,946	330,596
PepsiCo	13,055	2,085,928
Philip Morris International	7,027	603,900
Procter & Gamble	13,495	1,951,107
Sysco	3,290	230,432
Tyson Foods, Cl A	3,016	238,143
Walgreens Boots Alliance	8,881	397,869
Walmart	13,631	1,916,927
		16,127,861

ENERGY — 3.0%
Baker Hughes, Cl A	5,711	133,295
Cheniere Energy	2,683	281,205
Chevron	9,196	1,037,953
ConocoPhillips	30,346	2,128,165
Continental Resources	13,224	586,352
Devon Energy	58,302	2,452,182
Diamondback Energy	5,877	627,252
DT Midstream	650	29,816
EOG Resources	7,890	686,430
EQT *	18,115	351,974
Exxon Mobil	67,385	4,032,319
Halliburton	35,532	767,136
Hess	5,346	398,384
Kinder Morgan	19,697	304,516
Marathon Oil	74,635	1,156,096
Marathon Petroleum	5,662	344,533

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
Occidental Petroleum	25,976	$770,188
ONEOK	7,731	462,623
Phillips 66	3,800	262,846
Pioneer Natural Resources	1,684	300,291
Schlumberger	20,786	596,142
Targa Resources	8,282	427,600
Valero Energy	4,179	279,742
Williams	10,560	282,902
		18,699,942

FINANCIALS — 10.3%
Aflac	6,002	324,948
Alleghany *	71	45,928
Allstate	5,636	612,746
Ally Financial	17,241	790,155
American Express	4,488	683,522
American Financial Group	483	64,534
American International Group	8,987	472,716
Ameriprise Financial	4,646	1,345,482
Aon, Cl A	2,737	809,522
Arch Capital Group *	5,966	240,907
Ares Management, Cl A	1,108	89,925
Arthur J Gallagher	1,666	271,391
Assurant	1,630	247,923
Assured Guaranty	14,222	696,451
Athene Holding, Cl A *	2,029	166,216
Bank of America	48,144	2,140,964
Bank of New York Mellon	7,500	410,925
Bank OZK	10,208	456,400
Berkshire Hathaway, Cl B *	9,460	2,617,487
BlackRock, Cl A	1,377	1,245,648
Blackstone Group, Cl A	3,114	440,475
Brown & Brown	4,375	281,794
Capital One Financial	3,001	421,731
Cboe Global Markets	1,683	217,006
Charles Schwab	9,727	752,773
Chubb	1,920	344,582
Cincinnati Financial	2,364	269,260
Citigroup	39,025	2,485,893
Citizens Financial Group	51,431	2,431,143

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
CME Group, Cl A	1,526	$336,514
CNA Financial	896	37,309
Comerica	10,446	862,108
Commerce Bancshares	1,506	105,119
Credit Acceptance *	305	190,595
Discover Financial Services	4,937	532,455
East West Bancorp	15,210	1,171,170
Equitable Holdings	6,605	207,793
Evercore, Cl A	1,611	223,446
Everest Re Group	587	150,495
FactSet Research Systems	625	292,856
Fidelity National Financial	9,168	448,407
Fifth Third Bancorp	12,278	517,518
First American Financial	1,494	110,825
First Citizens BancShares, Cl A	180	144,716
First Horizon	15,038	242,563
First Republic Bank	1,491	312,603
FNB	60,142	701,256
Franklin Resources	3,098	100,375
Globe Life	1,266	109,560
Goldman Sachs Group	4,190	1,596,348
Hartford Financial Services Group	9,546	630,991
Huntington Bancshares	13,524	200,696
Interactive Brokers Group, Cl A	500	36,910
Intercontinental Exchange	1,464	191,374
Invesco	10,518	234,867
Jefferies Financial Group	34,348	1,290,798
JPMorgan Chase	24,790	3,937,396
KeyCorp	78,588	1,763,515
KKR	2,812	209,353
Lincoln National	26,109	1,731,810
Loews	4,122	220,362
LPL Financial Holdings	893	140,746
M&T Bank	1,521	222,994
Markel *	120	143,378
Marsh & McLennan	2,706	443,838
MetLife	11,556	677,875
MGIC Investment	24,666	347,791
Moody's	923	360,561
Morgan Stanley	23,404	2,219,167
Morningstar	322	99,926

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
MSCI, Cl A	566	$356,269
Nasdaq	2,677	544,047
Northern Trust	2,133	246,788
Old Republic International	7,796	186,792
PacWest Bancorp	21,385	956,765
PNC Financial Services Group	1,806	355,782
Primerica	836	123,017
Principal Financial Group	4,035	276,720
Progressive	7,616	707,831
Prosperity Bancshares	3,091	220,326
Prudential Financial	4,195	428,981
Raymond James Financial	2,739	269,216
Regions Financial	58,811	1,337,950
S&P Global	1,390	633,465
Santander Consumer USA Holdings	1,766	73,731
SEI Investments	2,552	152,176
Signature Bank NY	1,662	502,423
SLM	22,544	400,832
State Street	8,242	733,291
SVB Financial Group *	1,699	1,176,269
Synchrony Financial	13,293	595,394
Synovus Financial	15,192	688,046
T Rowe Price Group	5,434	1,086,528
Tradeweb Markets, Cl A	1,316	126,336
Travelers	3,002	441,144
Truist Financial	5,733	340,024
US Bancorp	5,768	319,201
Virtu Financial, Cl A	4,274	120,441
Wells Fargo	67,457	3,223,095
Western Alliance Bancorp	14,578	1,600,373
Willis Towers Watson	638	144,086
WR Berkley	3,834	293,838
Zions Bancorp	4,718	297,611
		63,835,614

HEALTH CARE — 6.7%
Abbott Laboratories	7,399	930,572
AbbVie	19,325	2,227,786
ABIOMED *	610	192,016
Acadia Healthcare *	4,953	278,210

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Agilent Technologies	2,087	$314,928
Align Technology *	1,069	653,726
Alnylam Pharmaceuticals *	673	123,697
AmerisourceBergen, Cl A	2,566	297,015
Amgen	3,004	597,436
Anthem	2,775	1,127,288
Avantor *	2,766	109,202
Becton Dickinson	973	230,737
Biogen *	216	50,920
BioMarin Pharmaceutical *	1,333	115,025
Bio-Rad Laboratories, Cl A *	711	535,525
Bio-Techne	614	289,826
Boston Scientific *	4,427	168,536
Bristol-Myers Squibb	9,589	514,258
Bruker	3,769	305,251
Cardinal Health	4,539	209,838
Catalent *	1,113	143,199
Centene *	5,719	408,394
Cerner	3,839	270,458
Charles River Laboratories International *	1,344	491,729
Cigna	3,619	694,486
Cooper	384	144,564
CVS Health	11,921	1,061,684
Danaher	5,415	1,741,681
DaVita *	5,097	481,666
DENTSPLY SIRONA	3,211	156,504
DexCom *	525	295,360
Edwards Lifesciences *	3,582	384,384
Elanco Animal Health *	4,020	115,535
Eli Lilly	4,328	1,073,517
Gilead Sciences	10,332	712,185
Guardant Health *	961	101,020
HCA Healthcare	4,997	1,127,273
Henry Schein *	2,209	156,972
Hologic *	2,504	187,124
Horizon Therapeutics *	9,608	996,926
Humana	1,491	625,788
IDEXX Laboratories *	1,101	669,485
Illumina *	509	185,953
Insulet *	201	57,976
Intuitive Surgical *	1,158	375,586

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
IQVIA Holdings *	1,664	$431,192
Jazz Pharmaceuticals *	876	105,006
Johnson & Johnson	16,973	2,646,600
Laboratory Corp of America Holdings *	1,179	336,404
Masimo *	1,488	413,843
McKesson	2,336	506,351
Medtronic	5,926	632,304
Merck	2,865	214,617
Mettler-Toledo International *	275	416,386
Moderna *	6,150	2,167,445
Molina Healthcare *	2,862	816,185
Novocure *	391	36,613
Organon	286	8,360
PerkinElmer	1,253	228,246
Pfizer	36,840	1,979,413
Quest Diagnostics	3,134	465,963
Regeneron Pharmaceuticals *	302	192,232
Repligen *	508	145,542
ResMed	2,170	553,025
Royalty Pharma, Cl A	2,289	91,034
STERIS	934	204,107
Stryker	1,096	259,346
Syneos Health, Cl A *	400	38,864
Teleflex	405	120,455
Thermo Fisher Scientific	2,307	1,459,939
United Therapeutics *	1,788	338,826
UnitedHealth Group	4,961	2,203,775
Universal Health Services, Cl B	1,352	160,523
Veeva Systems, Cl A *	753	212,783
Waters *	838	274,923
West Pharmaceutical Services	1,832	810,953
Zimmer Biomet Holdings	1,802	215,519
Zoetis, Cl A	4,865	1,080,225
		41,698,240

INDUSTRIALS — 7.7%
3M	6,120	1,040,645
A O Smith	4,804	379,756
AECOM	1,913	131,882
AGCO	3,452	380,445

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Air Lease, Cl A	1,766	$71,682
Allegion	1,516	187,438
AMERCO *	274	193,049
American Airlines Group *	1,910	33,788
AMETEK	2,718	371,007
Armstrong World Industries	1,500	158,955
Axon Enterprise *	691	116,634
Boeing *	2,431	480,973
Booz Allen Hamilton Holding, Cl A	6,481	544,015
Builders FirstSource *	13,782	957,022
Carlisle	1,424	320,685
Carrier Global	5,862	317,251
Caterpillar	4,668	902,558
Cintas	2,501	1,055,897
Colfax *	5,378	249,754
Copart *	4,309	625,494
CoStar Group *	2,280	177,293
CSX	18,285	633,758
Cummins	4,866	1,020,643
Deere	2,423	837,243
Delta Air Lines *	2,696	97,595
Dover	5,664	928,046
Eaton	8,244	1,336,023
Emerson Electric	11,640	1,022,458
Equifax	822	229,050
Expeditors International of Washington	3,414	415,211
Fastenal	14,853	878,852
Fortive	2,477	182,976
Fortune Brands Home & Security	6,362	639,572
Gates Industrial *	10,684	171,265
Generac Holdings *	1,967	828,579
General Dynamics	2,941	555,761
General Electric	5,339	507,152
Graco	2,579	187,983
GXO Logistics *	1,865	179,133
HEICO	933	129,239
HEICO, Cl A	711	88,306
Honeywell International	3,948	798,444
Howmet Aerospace	8,692	244,506
Hubbell, Cl B	2,808	549,526
IDEX	1,364	306,341

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
IHS Markit	2,916	$372,723
Illinois Tool Works	1,870	434,121
Ingersoll Rand	8,696	507,325
ITT	3,419	323,369
Jacobs Engineering Group	4,605	656,489
JB Hunt Transport Services	2,083	398,186
Johnson Controls International	8,780	656,393
Kansas City Southern	908	264,092
L3Harris Technologies	1,881	393,279
Landstar System	1,983	334,235
Lennox International	518	160,072
Lockheed Martin	1,021	340,320
ManpowerGroup	554	49,655
Masco	9,754	642,789
Middleby *	1,748	305,341
MSC Industrial Direct, Cl A	3,867	304,333
Nordson	1,452	369,084
Norfolk Southern	2,433	645,402
Northrop Grumman	1,228	428,326
Old Dominion Freight Line	3,488	1,238,833
Oshkosh	2,565	275,994
Otis Worldwide	2,931	235,652
Owens Corning	4,700	398,748
PACCAR	2,394	199,707
Parker-Hannifin	3,423	1,033,951
Pentair	6,953	512,367
Quanta Services	6,611	752,200
Raytheon Technologies	7,460	603,663
Regal Beloit	2,843	449,478
Republic Services, Cl A	4,641	613,819
Robert Half International	3,102	344,849
Rockwell Automation	1,009	339,226
Rollins	3,031	100,872
Roper Technologies	445	206,547
Ryder System	2,343	194,656
Sensata Technologies Holding *	1,634	91,014
Snap-on	1,903	391,847
Southwest Airlines *	6,046	268,442
Stanley Black & Decker	1,173	204,993
Teledyne Technologies *	1,503	624,181
Textron	3,351	237,251

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Timken	2,061	$135,676
Toro	3,393	341,200
Trane Technologies	7,774	1,451,017
TransDigm Group *	367	212,144
TransUnion	3,277	364,370
Trex *	1,679	222,921
Union Pacific	4,705	1,108,686
United Airlines Holdings *	5,458	230,655
United Parcel Service, Cl B	4,807	953,565
United Rentals *	4,350	1,473,519
Verisk Analytics, Cl A	2,096	471,328
Wabtec	2,797	248,290
Waste Management	2,552	410,030
Watsco	933	273,098
WW Grainger	1,402	674,937
XPO Logistics *	4,255	308,232
Xylem	3,101	375,562
		47,622,939

INFORMATION TECHNOLOGY — 15.4%
Accenture, Cl A	7,391	2,641,543
Adobe *	2,874	1,925,149
Advanced Micro Devices *	3,633	575,358
Akamai Technologies *	2,159	243,319
Amdocs	2,590	180,834
Amphenol, Cl A	5,770	464,947
Analog Devices	2,288	412,412
Anaplan *	541	23,160
ANSYS *	1,182	462,729
Apple	102,880	17,006,064
Applied Materials	16,485	2,426,427
Arista Networks *	2,648	328,511
Arrow Electronics *	2,264	275,416
Aspen Technology *	971	140,824
Atlassian, Cl A *	245	92,198
Autodesk *	1,205	306,299
Automatic Data Processing	4,526	1,045,008
Avalara *	3,098	432,729
Black Knight *	530	37,879
Broadcom	2,217	1,227,509

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Broadridge Financial Solutions	2,917	$491,719
Cadence Design Systems *	3,559	631,580
CDW	4,640	878,630
Ceridian HCM Holding *	1,426	156,004
Ciena *	2,064	124,315
Cisco Systems	26,488	1,452,602
Cloudflare, Cl A *	505	95,061
Cognex	1,673	129,239
Cognizant Technology Solutions, Cl A	4,719	367,988
Corning	6,629	245,870
Crowdstrike Holdings, Cl A *	1,844	400,406
Datadog, Cl A *	214	38,154
Dell Technologies, Cl C *	5,807	327,921
DocuSign, Cl A *	1,748	430,637
Dropbox, Cl A *	4,271	105,109
Dynatrace *	2,718	170,826
Elastic *	434	67,470
Enphase Energy *	1,329	332,250
Entegris	8,222	1,201,070
EPAM Systems *	1,035	629,849
F5 Networks *	554	126,079
Fair Isaac *	607	214,350
First Solar *	1,335	138,306
Fiserv *	2,422	233,772
Five9 *	253	36,010
FleetCor Technologies *	1,056	218,729
Flex *	3,296	56,362
Fortinet *	2,350	780,459
Gartner *	1,553	484,924
Genpact	1,489	71,874
Globant *	400	106,004
Guidewire Software *	1,211	140,888
Hewlett Packard Enterprise	18,906	271,301
HP	15,450	545,076
HubSpot *	578	466,394
Intel	27,948	1,375,042
International Business Machines	11,317	1,325,221
Intuit	1,689	1,101,735
IPG Photonics *	772	126,755
Jabil	244	14,264
Jack Henry & Associates	1,186	179,833

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Juniper Networks	614	$19,114
Keysight Technologies *	5,333	1,037,162
KLA	4,173	1,703,126
Kyndryl Holdings *	2,263	35,755
Lam Research	3,249	2,208,833
Leidos Holdings	1,976	173,710
Manhattan Associates *	868	135,547
Marvell Technology	4,925	350,512
Mastercard, Cl A	5,274	1,660,888
Microchip Technology	5,208	434,503
Micron Technology	9,241	776,244
Microsoft	48,353	15,985,018
MongoDB, Cl A *	114	56,783
Monolithic Power Systems	476	263,447
Motorola Solutions	1,813	459,015
NetApp	1,536	136,520
NortonLifeLock	10,521	261,447
Nuance Communications *	2,730	151,488
NVIDIA	15,338	5,011,845
NXP Semiconductors	354	79,069
Okta, Cl A *	503	108,261
ON Semiconductor *	6,356	390,449
Oracle	11,488	1,042,421
Palo Alto Networks *	186	101,731
Paychex	4,525	539,380
Paycom Software *	690	301,861
Paylocity Holding *	364	91,852
PayPal Holdings *	3,598	665,234
Pegasystems	622	71,418
PTC *	1,123	123,058
Qorvo *	994	145,353
QUALCOMM	9,582	1,730,126
salesforce.com *	2,692	767,112
Seagate Technology Holdings	4,961	509,346
ServiceNow *	634	410,642
Skyworks Solutions	1,586	240,533
SolarEdge Technologies *	678	222,221
Square, Cl A *	287	59,791
SS&C Technologies Holdings	2,241	171,056
Synopsys *	2,506	854,546
TD SYNNEX	3,877	401,114

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
TE Connectivity	2,425	$373,280
Teradata *	5,502	238,897
Teradyne	8,658	1,323,549
Texas Instruments	7,543	1,451,047
Trade Desk, Cl A *	810	83,770
Trimble *	5,825	500,193
Twilio, Cl A *	307	87,848
Tyler Technologies *	233	120,922
Ubiquiti	1,565	468,389
Universal Display	638	91,266
VeriSign *	777	186,410
Visa, Cl A	9,141	1,771,252
VMware, Cl A	2,951	344,500
Western Digital *	4,446	257,157
Wolfspeed *	1,341	164,433
Workday, Cl A *	304	83,366
Xilinx	2,362	539,599
Zebra Technologies, Cl A *	1,254	738,330
Zendesk *	911	93,022
Zscaler *	722	250,512
		95,593,666

MATERIALS — 2.5%
Albemarle	4,132	1,101,137
Alcoa	11,115	517,181
Amcor	13,649	154,507
AptarGroup	607	72,591
Avery Dennison	1,614	330,983
Ball	5,182	484,258
Berry Global Group *	4,369	301,679
Celanese, Cl A	2,139	323,759
CF Industries Holdings	999	60,529
Chemours	23,579	700,296
Cleveland-Cliffs *	1,593	32,418
Corteva	7,696	346,320
Crown Holdings	7,956	841,745
Dow	10,340	567,976
DuPont de Nemours	1,482	109,609
Eagle Materials	319	49,196
Eastman Chemical	6,743	703,227

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Ecolab	1,192	$263,992
Element Solutions	4,689	107,237
Freeport-McMoRan	26,850	995,598
Graphic Packaging Holding	5,617	110,880
International Flavors & Fragrances	2,108	299,694
International Paper	5,853	266,429
Louisiana-Pacific	1,701	111,160
LyondellBasell Industries, Cl A	6,571	572,531
Martin Marietta Materials	531	214,264
Mosaic	6,865	234,920
Nucor	6,588	700,041
Olin	10,448	567,849
Packaging Corp of America	3,028	395,426
PPG Industries	3,223	496,890
Reliance Steel & Aluminum	3,380	502,369
RPM International	3,968	361,247
Scotts Miracle-Gro	4,235	613,609
Sherwin-Williams	2,387	790,670
Steel Dynamics	7,579	453,224
Sylvamo *	532	16,109
United States Steel	6,154	139,142
Valvoline	3,495	119,075
Vulcan Materials	1,187	227,477
Westlake Chemical	1,500	139,380
Westrock	4,381	190,092
		15,586,716

REAL ESTATE — 0.2%
CBRE Group, Cl A *	6,825	652,265
Jones Lang LaSalle *	313	73,527
Life Storage ‡	589	77,830
Medical Properties Trust ‡	5,586	118,926
		922,548

UTILITIES — 0.9%
AES	9,004	210,514
Alliant Energy	1,852	101,471
Ameren	1,670	136,255
American Electric Power	2,485	201,409
American Water Works	1,226	206,667

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Atmos Energy	1,670	$150,834
Avangrid	659	33,359
CenterPoint Energy	7,375	191,086
CMS Energy	1,938	114,051
Consolidated Edison	2,264	175,777
Dominion Energy	3,249	231,329
DTE Energy	1,300	140,842
Duke Energy	2,844	275,896
Edison International	717	46,806
Entergy	1,355	135,961
Essential Utilities	3,319	156,889
Evergy	3,068	194,204
Eversource Energy	2,319	190,784
Exelon	6,592	347,596
FirstEnergy	3,669	138,175
NextEra Energy	10,148	880,643
NiSource	5,185	127,084
NRG Energy	3,781	136,192
PG&E *	11,383	135,230
PPL	5,203	144,800
Public Service Enterprise Group	3,423	213,903
Sempra Energy	1,958	234,706
Southern	4,088	249,777
Vistra	6,053	120,334
		5,622,574

Total Common Stock
(Cost $268,114,825)		390,379,942
REGISTERED INVESTMENT COMPANIES — 35.0%

EQUITY FUNDS — 35.0%
AQR Large Cap Defensive Style Fund, Cl R6	606,821	18,829,646
DFA Real Estate Securities Portfolio, Cl I	776,854	37,522,029
DFA US Small Cap Portfolio, Cl I	525,182	24,977,673
DFA US Small Cap Value Portfolio, Cl I	311,670	14,106,205
DFA US Targeted Value Portfolio, Cl I	1,466,212	45,173,986
iShares MSCI USA Min Vol Factor ETF	551,398	41,884,192
Vanguard Small Cap Value ETF	46,845	8,039,539
Vanguard U.S. Quality Factor ETF	68,307	8,342,334

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Vanguard U.S. Value Factor ETF	183,402	$18,307,188
Total Registered Investment Companies
(Cost $142,512,935)		217,182,792
PREFERRED STOCK — 0.0%

UNITED STATES — 0.0%
FINANCIALS — 0.0%
Brookfield Property Preferred, 6.250%	165	4,130

(Cost $4,076)		4,130
SHORT-TERM INVESTMENT — 2.0%

DWS Government Money Market Series, Institutional Shares, 0.040% (A)
(Cost $12,526,204)	12,526,204	12,526,204

Total Investments — 99.9%
(Cost $423,158,040)		$620,093,068

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

A list of open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
Long Contracts
S&P 500 Index E-MINI	14	Dec-2021	$3,288,418	$3,196,375	$(92,043)

A list of open total return swap agreements held by the Fund at November 30, 2021, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPUSX NAV	SOFR + 25 BPS	SPUSX	Annually	03/02/2022	USD	8,587,050	$553,994	$553,994

Percentages are based on Net Assets of $620,801,200.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of November 30, 2021.

BPS— Basis Points
Cl — Class
ETF — Exchange-Traded Fund
Min — Minimum
MSCI — Morgan Stanley Capital International
NAV — Net Asset Value
SOFR – Secured Overnight Financing Rate
SPUSX — Symmetry Panoramic US Equity Fund
S&P— Standard & Poor's
USD — U.S. Dollar
Vol — Volatility

The following table summarizes the inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$390,379,942	$–	$–	$390,379,942
Registered Investment Companies	217,182,792	–	–	217,182,792
Preferred Stock	–	4,130	–	4,130
Short-Term Investment	12,526,204	–	–	12,526,204
Total Investments in Securities	$620,088,938	$4,130	$–	$620,093,068

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contract^
Unrealized Depreciation	$(92,043)	$–	$–	$(92,043)
Total Return Swap^
Unrealized Appreciation	–	553,994	–	553,994
Total Other Financial Instruments	$(92,043)	$553,994	$–	$461,951

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

^ Futures contracts and swap contracts are valued at the unrealized depreciation on the instrument. Amounts designated as “—” are $0.

For the period ended November 30, 2021, there were no transfers in or out of Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 67.2%
	Shares	Value
EQUITY FUNDS — 67.2%
AQR International Defensive Style Fund, Cl R6	678,066	$10,164,203
Avantis Emerging Markets Equity ETF	264,177	16,579,748
Avantis International Equity ETF	91,878	5,648,659
Avantis International Small Cap Value ETF	114,505	7,106,180
DFA Emerging Markets Portfolio, Cl I	955,164	30,421,986
DFA Emerging Markets Small Cap Portfolio, Cl I	601,759	15,248,577
DFA Emerging Markets Targeted Value Portfolio, Cl I	269,560	3,396,461
DFA International High Relative Profitability Portfolio, Cl I	1,265,484	16,881,559
DFA International Real Estate Securities, Cl I	2,035,155	9,972,258
DFA International Small Cap Growth Portfolio, Cl I	112,315	2,147,463
DFA International Small Cap Value Portfolio, Cl I	746,592	15,484,320
DFA International Value Portfolio, Cl I	841,505	15,601,502
DFA Large Cap International Portfolio, Cl I	1,194,391	31,519,972
iShares MSCI EAFE Min Vol Factor ETF	141,476	10,583,820
iShares MSCI Emerging Markets Min Vol Factor ETF	194,945	12,084,641
Schwab International Small Cap Equity ETF	74,825	3,022,930
Total Registered Investment Companies
(Cost $158,841,063)		205,864,279
COMMON STOCK — 29.4%

AUSTRALIA — 0.8%
Australia & New Zealand Banking Group	846	15,963
BHP Group	8,222	225,786
BlueScope Steel	4,621	64,337
Commonwealth Bank of Australia	4,527	298,871
CSL	288	62,617
Domino's Pizza Enterprises	682	62,522
Fortescue Metals Group	30,993	367,282
Glencore	54,740	260,261
National Australia Bank	6,484	125,148
REA Group	1,089	124,444
Rio Tinto	1,914	117,888
Sonic Healthcare	4,916	148,488
Wesfarmers	7,479	301,043

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
AUSTRALIA — continued
Westpac Banking	1,781	$25,811
Woolworths Group	4,135	119,737
		2,320,198

AUSTRIA — 0.2%
Erste Group Bank	3,786	165,342
OMV	6,624	352,732
Raiffeisen Bank International	7,263	215,916
		733,990

BRAZIL — 0.4%
Cia Siderurgica Nacional	7,100	27,532
Vale ADR, Cl B	58,958	729,310
WEG	41,400	237,051
Wheaton Precious Metals	1,709	71,466
Yara International	2,903	142,919
		1,208,278

CANADA — 2.5%
Agnico Eagle Mines	400	19,940
Alimentation Couche-Tard, Cl B	2,784	101,993
Bank of Montreal	5,263	548,115
Bank of Nova Scotia	7,581	473,453
BCE	527	26,522
Canadian Imperial Bank of Commerce	3,888	433,555
Canadian Natural Resources	16,979	694,339
Canadian Pacific Railway	5,664	396,385
Canadian Tire, Cl A	1,780	235,262
Cenovus Energy	32,912	390,580
CGI, Cl A *	292	24,394
Constellation Software	28	47,644
Dollarama	803	34,686
Empire	1,696	48,632
George Weston	887	93,612
Gildan Activewear	1,409	57,079
Hydro One	1,413	34,544
iA Financial	422	22,424
IGM Financial	3,760	135,895
Imperial Oil	9,043	298,944
Intact Financial	1,902	236,021

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Kinross Gold	14,210	$84,318
Magna International	1,097	82,224
National Bank of Canada	6,172	479,623
Nutrien	1,319	87,434
Onex	660	47,956
Open Text	420	19,911
Ritchie Bros Auctioneers	1,530	103,852
Royal Bank of Canada	8,278	818,436
Sun Life Financial	5,631	298,995
Teck Resources, Cl B	5,682	150,696
Toromont Industries	430	36,118
Toronto-Dominion Bank	6,084	429,350
West Fraser Timber	3,909	321,423
WSP Global	1,891	263,033
		7,577,388

CHILE — 0.0%
Antofagasta	7,299	133,755

CHINA — 2.7%
Agricultural Bank of China, Cl A	35,800	16,335
Airtac International Group	1,046	32,092
Anhui Conch Cement, Cl A	4,300	24,449
ANTA Sports Products	5,000	79,643
Bank of Beijing, Cl A	31,100	21,361
Bank of China, Cl A	32,800	15,695
Bank of Communications, Cl A	25,400	18,209
Bank of Communications, Cl H	65,000	37,746
Bank of Ningbo, Cl A (A)	4,608	27,915
Bank of Shanghai, Cl A	15,700	17,589
Baoshan Iron & Steel, Cl A	58,500	59,378
BOE Technology Group, Cl A	66,100	49,788
Bosideng International Holdings	100,000	70,307
BYD, Cl A	1,100	52,392
BYD, Cl H	8,500	331,990
BYD Electronic International	29,500	109,672
China Everbright Bank, Cl A	35,600	18,682
China Hongqiao Group	119,000	113,855
China Longyuan Power Group, Cl H	127,000	259,902
China Merchants Bank, Cl A	7,100	55,206
China Merchants Bank, Cl H	139,000	1,073,023

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China Merchants Securities, Cl A	9,800	$26,107
China Merchants Shekou Industrial Zone Holdings, Cl A	10,900	19,559
China Minsheng Banking, Cl A	28,800	17,568
China National Building Material, Cl H	112,000	120,835
China Pacific Insurance Group, Cl A	4,600	19,500
China Petroleum & Chemical, Cl A	82,900	52,386
China Resources Beer Holdings	2,000	16,360
China Resources Power Holdings	22,000	56,982
China Shenhua Energy, Cl H	116,000	240,337
China Tourism Group Duty Free, Cl A	1,900	61,037
China Vanke, Cl A	7,800	22,274
China Yangtze Power, Cl A (A)	31,100	95,313
Chow Tai Fook Jewellery Group	31,400	56,309
CITIC Securities, Cl A	11,000	40,946
COSCO SHIPPING Holdings, Cl H *	159,700	272,775
Country Garden Services Holdings	31,000	187,186
CSPC Pharmaceutical Group	12,800	13,244
Daqin Railway, Cl A	15,100	14,419
ENN Energy Holdings	1,600	29,974
Far East Horizon	70,000	60,774
Foshan Haitian Flavouring & Food, Cl A	2,964	52,012
Fuyao Glass Industry Group, Cl H	2,800	15,393
Geely Automobile Holdings	6,000	17,773
Great Wall Motor, Cl H	82,500	343,714
Gree Electric Appliances of Zhuhai, Cl A	2,500	13,534
Guotai Junan Securities, Cl A	17,100	44,798
Haier Smart Home, Cl A	10,242	43,620
Haitian International Holdings	8,000	21,982
Haitong Securities, Cl A	21,000	38,974
Hopson Development Holdings	31,020	75,728
Huatai Securities, Cl A	12,200	30,216
Huaxia Bank, Cl A	24,900	22,043
Industrial & Commercial Bank of China, Cl A	19,500	13,988
Industrial Bank, Cl A	7,200	20,347
Inner Mongolia Yili Industrial Group, Cl A	4,400	26,985
Innovent Biologics *	8,000	71,236
Jiangsu Hengrui Medicine, Cl A	5,904	46,508
Jiangsu Yanghe Brewery Joint-Stock, Cl A	1,200	32,671
Kingboard Holdings	29,500	147,779
Kingdee International Software Group	29,000	87,647
Kunlun Energy	84,000	79,102

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Kweichow Moutai, Cl A	500	$150,958
KWG Group Holdings	53,000	39,318
Lenovo Group	76,000	77,163
Li Ning	58,500	663,475
Longfor Group Holdings	41,500	195,940
Luxshare Precision Industry, Cl A	10,769	66,669
Luzhou Laojiao, Cl A	1,900	68,190
Meituan, Cl B *	9,300	286,077
Midea Group, Cl A	2,800	29,765
NARI Technology, Cl A	8,520	55,180
New China Life Insurance, Cl A	2,700	16,043
PetroChina, Cl A	60,600	44,850
PetroChina, Cl H	674,000	292,680
Ping An Bank, Cl A	9,600	26,187
Ping An Insurance Group of China, Cl A	4,400	33,280
Poly Developments and Holdings Group, Cl A	11,900	25,795
Postal Savings Bank of China, Cl H	95,000	64,258
SAIC Motor, Cl A	9,100	28,377
Sany Heavy Industry, Cl A	13,100	44,831
Shandong Weigao Group Medical Polymer, Cl H	88,000	124,245
Shanghai Fosun Pharmaceutical Group, Cl H	3,000	15,533
Shanghai Pudong Development Bank, Cl A	12,100	16,143
Shenwan Hongyuan Group, Cl A	34,000	26,866
Tingyi Cayman Islands Holding	12,000	23,200
Tsingtao Brewery, Cl H	10,000	80,286
Uni-President China Holdings	20,000	19,681
Weichai Power, Cl H	72,000	127,797
Wuliangye Yibin, Cl A	900	30,614
Xinjiang Goldwind Science & Technology, Cl H	5,000	11,035
Yanzhou Coal Mining, Cl H	62,000	97,130
Yihai International Holding	6,000	32,141
Zhongsheng Group Holdings	29,000	238,370
		8,207,241

DENMARK — 0.5%
AP Moller - Maersk, Cl B	91	273,561
Carlsberg, Cl B	123	19,124
Danske Bank	7,431	122,369
DSV Panalpina	1,754	381,059
Novo Nordisk, Cl B	2,042	219,507

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
DENMARK — continued
Orsted	161	$20,748
Pandora	2,855	352,716
ROCKWOOL International, Cl B	234	97,153
Vestas Wind Systems	2,465	82,695
		1,568,932

FINLAND — 0.2%
Elisa	1,640	98,454
Kesko, Cl B	3,145	98,824
Kone, Cl B	1,132	74,647
Neste	972	46,006
Nordea Bank Abp	6,487	76,943
Stora Enso, Cl R	11,038	187,239
UPM-Kymmene	1,778	64,567
		646,680

FRANCE — 1.4%
Air Liquide	1,060	174,804
Arkema	217	28,464
AXA	7,739	213,385
BNP Paribas	10,412	647,923
Capgemini	162	37,565
Cie de Saint-Gobain	4,701	299,069
Cie Generale des Etablissements Michelin SCA	747	110,455
Credit Agricole	30,484	415,976
Dassault Systemes	1,885	113,824
EssilorLuxottica	1,127	226,601
Gecina ‡	706	95,422
Hermes International	135	253,159
Kering	58	45,020
L'Oreal	162	73,076
LVMH Moet Hennessy Louis Vuitton	277	215,608
Publicis Groupe	2,615	168,716
Sartorius Stedim Biotech	542	320,503
Societe Generale	19,961	621,659
Teleperformance	348	143,091
		4,204,320

GERMANY — 1.2%
adidas	60	17,431

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Allianz	345	$75,096
Bayerische Motoren Werke	2,572	246,513
Brenntag	3,426	294,490
Carl Zeiss Meditec	1,014	203,294
Daimler	8,357	784,849
Deutsche Bank *	16,782	203,040
Deutsche Boerse	408	64,274
Deutsche Post	10,107	597,220
Evonik Industries	1,045	31,438
GEA Group	2,509	127,002
Hannover Rueck	1,516	265,225
HelloFresh *	996	101,315
Infineon Technologies	3,462	157,500
KION Group	333	36,064
Puma	399	48,250
Siemens	1,931	309,611
Siemens Energy *	2,099	55,856
Volkswagen	132	36,888
		3,655,356

HONG KONG — 0.2%
CK Asset Holdings	11,000	62,655
Kingboard Laminates Holdings	70,500	124,668
Nine Dragons Paper Holdings	101,000	113,177
Techtronic Industries	11,000	225,525
Wharf Holdings	15,000	52,181
Wharf Real Estate Investment	5,000	25,252
Xinyi Glass Holdings	25,000	60,807
		664,265

HUNGARY — 0.1%
MOL Hungarian Oil & Gas	15,226	114,307
OTP Bank Nyrt	1,193	66,063
Richter Gedeon Nyrt	3,082	82,054
		262,424

INDONESIA — 0.2%
Adaro Energy	1,498,700	178,485
Aneka Tambang	1,147,500	183,113
Bank Mandiri Persero	81,200	39,856

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDONESIA — continued
Charoen Pokphand Indonesia	45,600	$19,325
Indah Kiat Pulp & Paper	45,600	24,033
Indofood Sukses Makmur	30,300	13,356
Tower Bersama Infrastructure	129,400	27,338
United Tractors	26,900	39,993
		525,499

ITALY — 0.3%
Enel	24,469	186,079
Eni	14,909	196,608
Ferrari	455	118,509
FinecoBank Banca Fineco	7,772	135,674
Mediobanca Banca di Credito Finanziario	4,596	50,934
Prysmian	4,988	184,872
UniCredit	13,792	165,848
		1,038,524

JAPAN — 4.9%
Advantest	3,700	323,381
Ajinomoto	6,000	180,369
Bandai Namco Holdings	2,700	209,901
Brother Industries	1,400	24,050
Casio Computer	3,700	47,910
Chiba Bank	27,500	159,096
Chugai Pharmaceutical	5,700	184,760
Dai-ichi Life Holdings	14,200	284,147
Daiichi Sankyo	5,700	141,427
Daikin Industries	1,200	243,743
Daiwa Securities Group	6,200	34,349
Denso	2,700	197,483
Disco	300	84,815
Fuji Electric	600	31,270
FUJIFILM Holdings	3,700	290,580
Fujitsu	1,800	300,164
Hamamatsu Photonics	700	42,945
Hino Motors	4,300	35,534
Hitachi	5,000	293,972
Hitachi Metals	3,900	72,411
Honda Motor	1,200	32,710
Hoya	3,800	601,102
Inpex	2,000	16,554

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Isuzu Motors	19,700	$264,679
ITOCHU	12,100	345,976
JFE Holdings	14,900	170,682
JSR	7,300	271,648
Kakaku.com	2,000	55,830
KDDI	1,800	52,334
Keyence	100	61,700
Kurita Water Industries	2,500	116,910
Kyowa Kirin	1,500	41,848
LIXIL Group	800	19,582
M3	5,000	268,551
Marubeni	6,800	60,111
Mazda Motor	1,900	15,242
Minebea Mitsumi	5,400	142,220
Mitsubishi Electric	3,200	40,104
Mitsubishi Gas Chemical	9,100	150,083
Mitsubishi UFJ Financial Group	55,500	292,589
Mitsui	6,000	133,745
MS&AD Insurance Group Holdings	3,700	108,008
Murata Manufacturing	5,600	410,700
Nexon	2,000	39,580
NGK Insulators	4,100	64,501
Nintendo	300	131,963
Nippon Sanso Holdings	2,500	52,593
Nippon Telegraph & Telephone	7,100	195,813
Nippon Yusen	8,600	557,939
Nitori Holdings	300	47,657
Nitto Denko	2,200	152,466
Nomura Holdings	40,200	168,658
Nomura Real Estate Holdings	3,400	73,653
Nomura Research Institute	7,800	334,623
Obic	100	18,432
Oji Holdings	6,700	30,959
Olympus	7,300	163,261
Omron	3,000	288,664
Oriental Land	200	31,332
ORIX	17,500	342,869
Otsuka	700	32,014
Otsuka Holdings	1,200	43,699
Panasonic	27,300	298,565
Recruit Holdings	1,800	109,245
Renesas Electronics *	9,400	118,257

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Resona Holdings	65,400	$238,046
Rinnai	800	75,542
Rohm	600	55,962
Sekisui Chemical	2,300	37,198
Sekisui House	3,300	64,203
SG Holdings	2,400	53,094
Shimadzu	600	25,468
Shimano	200	55,213
Shin-Etsu Chemical	3,600	599,415
SMC	100	63,792
Sompo Holdings	1,100	45,119
Sony	9,500	1,156,135
SUMCO	4,800	104,258
Sumitomo Electric Industries	1,500	19,478
Sumitomo Metal Mining	2,700	99,711
Sumitomo Mitsui Financial Group	6,100	198,299
Sumitomo Mitsui Trust Holdings	7,500	234,704
Suzuki Motor	4,700	188,772
Sysmex	900	111,442
TDK	3,300	130,304
Terumo	1,100	44,716
Tokyo Electron	1,300	680,060
Tosoh	2,000	28,485
Toyota Industries	2,200	179,048
Toyota Motor	10,000	175,993
Unicharm	900	38,849
Yamaha	600	30,680
Yamaha Motor	6,800	171,059
Z Holdings	12,400	81,913
		15,138,916

LUXEMBOURG — 0.1%
ArcelorMittal	11,504	310,877
Eurofins Scientific	1,070	137,357
		448,234

MALAYSIA — 0.1%
Axiata Group	60,600	56,182
Petronas Chemicals Group	29,800	60,208

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MALAYSIA — continued
Telekom Malaysia	63,100	$83,387
		199,777

MEXICO — 0.7%
America Movil ADR, Cl L	26,844	467,623
Arca Continental	36,200	220,737
Cemex ADR	26,450	162,668
Coca-Cola Femsa ADR	4,311	211,756
Fomento Economico Mexicano ADR	1,991	140,843
Grupo Bimbo, Ser A	60,900	160,582
Grupo Carso	22,500	65,477
Grupo Financiero Banorte, Cl O	25,600	152,508
Grupo Mexico	62,300	259,485
Kimberly-Clark de Mexico, Cl A	16,314	25,685
Orbia Advance	96,900	226,089
Wal-Mart de Mexico	41,600	130,761
		2,224,214

NETHERLANDS — 0.8%
ABN AMRO Bank	4,262	60,623
Adyen *	56	155,902
Aegon	10,629	47,117
ASM International	224	101,144
ASML Holding	1,776	1,400,106
Koninklijke DSM	888	191,672
NN Group	4,708	233,524
Randstad	2,542	160,936
Wolters Kluwer	1,455	163,219
		2,514,243

NORWAY — 0.1%
Gjensidige Forsikring	3,248	73,775
Norsk Hydro	45,417	296,012
		369,787

PERU — 0.1%
Southern Copper	4,169	243,887

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
PHILIPPINES — 0.0%
Globe Telecom	970	$63,269

POLAND — 0.4%
Bank Polska Kasa Opieki	6,762	195,245
Dino Polska *	283	23,453
KGHM Polska Miedz	3,001	103,559
LPP	4	13,027
Orange Polska *	22,072	45,906
PGE Polska Grupa Energetyczna *	5,080	10,238
Polski Koncern Naftowy ORLEN	15,912	278,255
Polskie Gornictwo Naftowe i Gazownictwo	92,896	125,213
Powszechny Zaklad Ubezpieczen	34,429	300,887
Santander Bank Polska	652	57,809
		1,153,592

RUSSIA — 0.1%
Evraz	30,507	235,191

SAUDI ARABIA — 0.0%
Delivery Hero *	282	37,702

SINGAPORE — 0.1%
DBS Group Holdings	5,800	126,339
Mapletree Commercial Trust ‡	17,500	26,073
STMicroelectronics	2,589	126,071
United Overseas Bank	2,500	46,464
Venture	1,400	19,024
		343,971

SOUTH AFRICA — 0.9%
Absa Group	23,963	201,043
Anglo American	9,271	341,042
Anglo American Platinum	2,463	262,041
Aspen Pharmacare Holdings	8,769	131,040
Capitec Bank Holdings	526	60,319
Clicks Group	1,125	20,097
Exxaro Resources	23,364	223,727
FirstRand	67,139	234,593
Impala Platinum Holdings	10,003	126,217
Kumba Iron Ore	6,380	180,873

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
Mr Price Group	3,140	$39,346
MTN Group	35,852	362,851
Sasol *	12,842	211,740
Shoprite Holdings	3,857	47,783
Sibanye Stillwater	68,981	215,279
Standard Bank Group	9,730	79,084
Vodacom Group	10,733	90,370
Woolworths Holdings	16,184	52,292
		2,879,737

SOUTH KOREA — 2.7%
Amorepacific	409	53,995
Celltrion Pharm *	267	26,906
CJ	2,013	135,582
CJ CheilJedang	304	90,478
DB Insurance	2,409	108,712
Doosan Bobcat	1,171	35,480
E-MART	168	20,124
GS Engineering & Construction	2,096	64,704
Hana Financial Group	7,542	249,716
Hankook Tire & Technology	2,094	67,368
Hanon Systems	2,992	32,496
HMM *	7,778	153,547
Hyundai Engineering & Construction	1,443	53,530
Hyundai Glovis	240	29,233
Hyundai Mobis	128	23,732
Hyundai Motor	425	69,672
Hyundai Steel	530	16,472
Industrial Bank of Korea	43,129	373,213
Kakao	1,036	105,828
KB Financial Group	5,671	253,398
Kia	5,045	328,459
Korea Investment Holdings	498	31,495
Korea Zinc	321	133,447
Kumho Petrochemical	1,423	185,725
LG	696	45,690
LG Chemical	171	99,796
LG Electronics	2,299	222,117
LG Innotek	1,132	290,117
Meritz Securities	10,547	44,099
Mirae Asset Securities	5,727	41,236
NAVER	1,516	487,246

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
NCSoft	122	$69,619
NH Investment & Securities	4,897	50,668
POSCO	998	219,669
Samsung Electro-Mechanics	1,155	160,726
Samsung Electronics	34,946	2,095,117
Samsung Engineering *	1,742	30,430
Samsung SDI	280	161,373
Samsung Securities	1,240	46,066
Shinhan Financial Group	2,906	84,603
SK Holdings	255	55,616
SK Hynix	2,240	212,461
SK Square *	1,260	72,148
SK Telecom	1,950	89,522
SKC	1,003	166,102
S-Oil	242	16,221
Woori Financial Group	61,099	646,615
Yuhan	1,845	89,643
		8,140,212

SPAIN — 0.5%
Banco Bilbao Vizcaya Argentaria	69,038	367,779
Banco Santander	115,169	359,007
CaixaBank	110,550	286,171
Iberdrola	24,820	278,215
Industria de Diseno Textil	1,078	34,011
Repsol	23,912	264,796
		1,589,979

SWEDEN — 1.0%
Alfa Laval	4,917	190,917
Assa Abloy, Cl B	3,854	108,452
Atlas Copco, Cl A	10,110	621,423
Epiroc, Cl A	4,719	114,657
EQT	2,484	146,975
Hennes & Mauritz, Cl B	5,237	93,011
Hexagon, Cl B	9,422	137,997
Husqvarna, Cl B	9,035	127,379
Investor, Cl B	11,172	259,858
L E Lundbergforetagen, Cl B	1,472	80,957
Nibe Industrier, Cl B	25,240	361,693
Sandvik	6,886	170,761

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Skandinaviska Enskilda Banken, Cl A	15,724	$229,023
Skanska, Cl B	2,816	64,823
SKF, Cl B	1,086	24,930
Svenska Cellulosa SCA, Cl B	2,539	41,477
Svenska Handelsbanken, Cl A	7,147	75,865
Swedbank	5,974	120,510
Swedish Match	11,280	82,325
Volvo, Cl B	1,009	21,872
		3,074,905

SWITZERLAND — 0.7%
Chocoladefabriken Lindt & Spruengli	5	61,249
Cie Financiere Richemont, Cl A	821	122,257
EMS-Chemie Holding	88	83,969
Geberit	52	39,672
Givaudan	28	136,794
Kuehne + Nagel International	1,107	317,786
Logitech International	1,285	102,296
Lonza Group	195	157,381
Partners Group Holding	42	72,609
Sika	797	310,983
Sonova Holding	421	158,602
Straumann Holding	46	97,969
Swiss Life Holding	127	73,022
Zurich Insurance Group	1,088	448,597
		2,183,186

TAIWAN — 3.1%
Accton Technology	19,000	195,977
Acer	39,000	38,820
Advantech	9,898	135,699
ASE Technology Holding	46,000	166,599
Asia Cement	92,000	138,675
Asustek Computer	8,000	100,795
AU Optronics	19,000	13,568
Cathay Financial Holding	67,000	144,416
Chailease Holding	25,235	223,114
China Steel	121,000	141,596
Compal Electronics	18,000	14,938
CTBC Financial Holding	75,000	65,591
Delta Electronics	8,000	73,359

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
E.Sun Financial Holding	235,109	$227,248
Eclat Textile	3,000	62,534
Evergreen Marine Taiwan	103,000	458,801
Feng TAY Enterprise	4,680	34,089
Fubon Financial Holding	59,182	155,394
Giant Manufacturing	9,000	100,625
Globalwafers	8,000	233,339
Hon Hai Precision Industry	81,000	299,613
Innolux	94,000	58,836
Inventec	15,000	13,897
Lite-On Technology	70,000	151,216
MediaTek	22,000	795,883
Mega Financial Holding	54,000	66,279
Micro-Star International	39,000	227,396
Nan Ya Printed Circuit Board	2,000	44,847
Nien Made Enterprise	2,000	27,214
Novatek Microelectronics	27,000	447,201
Phison Electronics *	7,000	103,197
Quanta Computer	5,000	15,402
Realtek Semiconductor	22,000	435,735
SinoPac Financial Holdings	51,000	27,974
Synnex Technology International	54,000	112,965
Taishin Financial Holding	190,389	127,161
Taiwan Cement	116,523	192,261
Taiwan Cooperative Financial Holding	142,937	121,774
Taiwan Semiconductor Manufacturing ADR	16,060	1,881,429
United Microelectronics	310,000	708,928
Vanguard International Semiconductor	29,000	160,539
Walsin Technology	6,000	37,174
Wan Hai Lines	21,500	121,119
Win Semiconductors	2,000	25,892
Wistron	17,000	17,483
Yang Ming Marine Transport *	56,000	231,818
Yuanta Financial Holding	177,840	151,182
Zhen Ding Technology Holding	36,000	126,545
		9,456,137

THAILAND — 0.3%
Indorama Ventures NVDR	85,800	99,806
Kasikornbank NVDR	64,900	255,053
PTT Exploration & Production NVDR	76,300	256,350
PTT Global Chemical NVDR	47,000	78,430

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
THAILAND — continued
Siam Commercial Bank NVDR	63,600	$230,885
Srisawad NVDR	13,900	24,751
		945,275

TURKEY — 0.2%
Eregli Demir ve Celik Fabrikalari	209,488	344,260
Ford Otomotiv Sanayi	11,329	203,250
		547,510

UNITED KINGDOM — 1.4%
Admiral Group	6,148	242,584
Ashtead Group	6,149	494,463
AstraZeneca	170	18,742
Auto Trader Group	4,696	45,671
BAE Systems	12,804	93,340
Barclays	150,101	367,052
Berkeley Group Holdings	1,074	60,914
BP	48,590	210,764
Croda International	450	60,451
Direct Line Insurance Group	15,217	54,574
Experian	5,901	266,785
Halma	5,137	205,485
JD Sports Fashion	81,970	242,996
Kingfisher	29,480	123,945
Legal & General Group	75,485	282,495
Natwest Group	30,392	85,781
Next	816	85,729
Persimmon	6,805	247,273
Royal Dutch Shell, Cl A	48,732	1,019,647
Spirax-Sarco Engineering	369	76,619
SSE	1,149	23,732
United Utilities Group	2,190	31,568
		4,340,610

UNITED STATES — 0.4%
CONSUMER STAPLES — 0.1%
JBS	34,300	216,654

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — 0.1%
Tenaris	18,982	$187,320

INDUSTRIALS — 0.2%
Schneider Electric	4,005	710,837

ZAMBIA — 0.1%
First Quantum Minerals	11,912	253,915

Total Common Stock
(Cost $63,814,369)		90,245,910
PREFERRED STOCK — 0.3%

BRAZIL — 0.3%
Braskem *(1)	12,100	106,604
Cia Energetica de Minas Gerais (1)	14,900	34,985
Gerdau (1)	17,000	77,745
Petroleo Brasileiro (1)	133,300	701,373

Total Preferred Stock
(Cost $847,127)		920,707
SHORT-TERM INVESTMENT — 3.1%

DWS Government Money Market Series, Institutional Shares, 0.040% (B)
(Cost $9,417,596)	9,417,596	9,417,596

Total Investments — 100.0%
(Cost $232,920,155)		$306,448,492

A list of open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
Long Contracts
MSCI EAFE Index	19	Dec-2021	$2,216,999	$2,123,725	$(93,274)

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

A list of open total return swap agreements held by the Fund at November 30, 2021, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized (Depreciation)
ReFlow	SPILX NAV	SOFR + 35 BPS	SPILX	Annually	03/02/2022	USD	4,018,220	$(55,171)	$(55,171)

Percentages are based on Net Assets of $306,395,147.

*	Non-income producing security.
(1)	Rate is not available
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	The rate reported is the 7-day effective yield as of November 30, 2021.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
BPS— Basis Points
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
Min — Minimum
MSCI — Morgan Stanley Capital International
NAV — Net Asset Value
NVDR — Non-Voting Depositary Receipt
Ser — Series
SOFR — Secured Overnight Financing Rate
SPILX — Symmetry Panoramic International Equity Fund
USD — United States Dollar
Vol — Volatility

The following table summarizes the inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$205,864,279	$–	$–	$205,864,279
Common Stock
Australia	–	2,320,198	–	2,320,198
Austria	–	733,990	–	733,990
Brazil	1,065,359	142,919	–	1,208,278
Canada	7,577,388	–	–	7,577,388
Chile	–	133,755	–	133,755
China	–	8,084,013	123,228	8,207,241
Denmark	–	1,568,932	–	1,568,932
Finland	–	646,680	–	646,680
France	–	4,204,320	–	4,204,320
Germany	–	3,655,356	–	3,655,356
Hong Kong	–	664,265	–	664,265
Hungary	–	262,424	–	262,424
Indonesia	–	525,499	–	525,499
Italy	118,509	920,015	–	1,038,524
Japan	–	15,138,916	–	15,138,916
Luxembourg	–	448,234	–	448,234

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Malaysia	$–	$199,777	$–	$199,777
Mexico	2,224,214	–	–	2,224,214
Netherlands	–	2,514,243	–	2,514,243
Norway	–	369,787	–	369,787
Peru	243,887	–	–	243,887
Philippines	–	63,269	–	63,269
Poland	–	1,153,592	–	1,153,592
Russia	–	235,191	–	235,191
Saudi Arabia	–	37,702	–	37,702
Singapore	–	343,971	–	343,971
South Africa	–	2,879,737	–	2,879,737
South Korea	72,148	8,068,064	–	8,140,212
Spain	–	1,589,979	–	1,589,979
Sweden	–	3,074,905	–	3,074,905
Switzerland	–	2,183,186	–	2,183,186
Taiwan	1,881,429	7,574,708	–	9,456,137
Thailand	–	945,275	–	945,275
Turkey	–	547,510	–	547,510
United Kingdom	242,996	4,097,614	–	4,340,610
United States	216,654	898,157	–	1,114,811
Zambia	253,915	–	–	253,915
Total Common Stock	13,896,499	76,226,183	123,228	90,245,910
Preferred Stock
Brazil	920,707	–	–	920,707
Short-Term Investment	9,417,596	–	–	9,417,596
Total Investments in Securities	$230,099,081	$76,226,183	$123,228	$306,448,492

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contract^
Unrealized Depreciation	$(93,274)	$–	$–	$(93,274)
Total Return Swap^
Unrealized Depreciation	$–	$(55,171)	$–	$(55,171)
Total Other Financial Instruments	$(93,274)	$(55,171)	$–	$(148,445)

^ Futures contracts and swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to the net assets. Management has concluded that as of November 30, 2021, Level 3 investments are not material in relation to net assets.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 49.1%
	Shares	Value
AUSTRALIA — 0.3%
Australia & New Zealand Banking Group	666	$12,567
BHP Group	6,152	168,941
BlueScope Steel	3,226	44,915
Commonwealth Bank of Australia	3,358	221,694
CSL	245	53,267
Domino's Pizza Enterprises	510	46,754
Fortescue Metals Group	24,313	288,120
Glencore	52,559	249,892
National Australia Bank	8,027	154,929
REA Group	734	83,877
Rio Tinto	1,317	81,118
Sonic Healthcare	2,856	86,265
Wesfarmers	6,233	250,890
Westpac Banking	939	13,608
Woolworths Group	2,634	76,273
		1,833,110

AUSTRIA — 0.1%
Erste Group Bank	3,918	171,107
OMV	4,823	256,828
Raiffeisen Bank International	6,968	207,146
Verbund	222	23,197
		658,278

BRAZIL — 0.2%
Cia Siderurgica Nacional	6,500	25,205
Vale ADR, Cl B	45,709	565,421
WEG	29,800	170,631
Wheaton Precious Metals	1,224	51,185
Yara International	1,579	77,736
		890,178

CANADA — 1.0%
Agnico Eagle Mines	287	14,307
Alimentation Couche-Tard, Cl B	1,904	69,754
Bank of Montreal	4,062	423,037
Bank of Nova Scotia	5,642	352,357
BCE	1,146	57,674
Canadian Imperial Bank of Commerce	2,927	326,393

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Canadian Natural Resources	13,548	$554,032
Canadian Pacific Railway	4,156	290,850
Canadian Tire, Cl A	1,369	180,940
Cenovus Energy	25,153	298,500
CGI, Cl A *	253	21,136
Constellation Software	22	37,435
Dollarama	718	31,014
Empire	1,438	41,234
George Weston	512	54,036
Gildan Activewear	2,399	97,184
Hydro One	1,426	34,862
iA Financial	2,075	110,260
IGM Financial	3,072	111,029
Imperial Oil	6,944	229,555
Intact Financial	1,593	197,677
Kinross Gold	10,562	62,672
Magna International	1,224	91,744
National Bank of Canada	4,302	334,306
Nutrien	1,703	112,889
Onex	768	55,803
Ritchie Bros Auctioneers	1,078	73,172
Royal Bank of Canada	6,070	600,134
Sun Life Financial	4,065	215,843
Teck Resources, Cl B	5,069	134,438
Toromont Industries	171	14,363
Toronto-Dominion Bank	4,412	311,356
West Fraser Timber	2,436	200,303
WSP Global	1,366	190,007
		5,930,296

CHILE — 0.0%
Antofagasta	5,161	94,576

CHINA — 1.1%
Agricultural Bank of China, Cl A	44,800	20,442
Airtac International Group	1,046	32,092
Anhui Conch Cement, Cl A	3,288	18,695
ANTA Sports Products	1,000	15,929
Bank of Beijing, Cl A	26,800	18,408
Bank of China, Cl A	31,200	14,929
Bank of Communications, Cl A	23,300	16,703

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Bank of Communications, Cl H	69,000	$40,069
Bank of Ningbo, Cl A	2,400	14,539
Bank of Shanghai, Cl A	12,297	13,776
Baoshan Iron & Steel, Cl A	43,800	44,457
BOE Technology Group, Cl A	49,300	37,134
Bosideng International Holdings	90,000	63,277
BYD, Cl A	900	42,867
BYD, Cl H	7,000	273,404
BYD Electronic International	22,500	83,648
China Everbright Bank, Cl A	30,400	15,953
China Hongqiao Group	94,000	89,936
China Longyuan Power Group, Cl H	87,000	178,043
China Merchants Bank, Cl A	5,100	39,655
China Merchants Bank, Cl H	113,500	876,173
China Merchants Securities, Cl A	5,500	14,652
China Merchants Shekou Industrial Zone Holdings, Cl A	15,700	28,172
China Minsheng Banking, Cl A	24,100	14,701
China National Building Material, Cl H	88,000	94,942
China Pacific Insurance Group, Cl A	3,400	14,413
China Petroleum & Chemical, Cl A	89,300	56,430
China Resources Beer Holdings	2,000	16,360
China Resources Gas Group	2,000	10,348
China Resources Power Holdings	32,000	82,883
China Shenhua Energy, Cl H	100,500	208,223
China Tourism Group Duty Free, Cl A	1,400	44,975
China Vanke, Cl A	6,100	17,420
China Yangtze Power, Cl A	34,600	106,039
Chow Tai Fook Jewellery Group	27,200	48,777
COSCO SHIPPING Holdings, Cl H *	142,250	242,970
Country Garden Services Holdings	24,000	144,918
CSPC Pharmaceutical Group	14,640	15,148
Daqin Railway, Cl A	59,900	57,198
ENN Energy Holdings	800	14,987
Far East Horizon	33,000	28,651
Foshan Haitian Flavouring & Food, Cl A	2,340	41,062
Fuyao Glass Industry Group, Cl H	6,800	37,384
Geely Automobile Holdings	9,000	26,660
Great Wall Motor, Cl H	60,500	252,057
Gree Electric Appliances of Zhuhai, Cl A	1,900	10,286
Guotai Junan Securities, Cl A	7,677	20,112
Haier Smart Home, Cl A	7,541	32,117

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Haitian International Holdings	6,000	$16,487
Haitong Securities, Cl A	11,400	21,157
Huatai Securities, Cl A	5,700	14,117
Huaxia Bank, Cl A	20,800	18,413
Industrial & Commercial Bank of China, Cl A	16,300	11,692
Industrial Bank, Cl A	5,400	15,260
Inner Mongolia Yili Industrial Group, Cl A	3,200	19,625
Innovent Biologics *	6,000	53,427
Jiangsu Hengrui Medicine, Cl A	4,320	34,030
Jiangsu Yanghe Brewery Joint-Stock, Cl A	900	24,503
Kingboard Holdings	19,500	97,684
Kingdee International Software Group	19,000	57,424
Kunlun Energy	64,000	60,268
Kweichow Moutai, Cl A	400	120,766
KWG Group Holdings	34,000	25,223
Lenovo Group	28,000	28,429
Li Ning	45,000	510,366
Longfor Group Holdings	32,000	151,086
Luxshare Precision Industry, Cl A	5,815	36,000
Luzhou Laojiao, Cl A	1,700	61,012
Meituan, Cl B *	6,800	209,175
Midea Group, Cl A	2,100	22,324
NARI Technology, Cl A	6,480	41,968
New China Life Insurance, Cl A	2,100	12,478
PetroChina, Cl A	32,000	23,683
PetroChina, Cl H	624,000	270,968
Ping An Bank, Cl A	7,000	19,094
Ping An Insurance Group of China, Cl A	3,200	24,203
Poly Developments and Holdings Group, Cl A	9,100	19,726
SAIC Motor, Cl A	6,000	18,710
Sany Heavy Industry, Cl A	12,400	42,435
Shandong Weigao Group Medical Polymer, Cl H	60,000	84,712
Shanghai Fosun Pharmaceutical Group, Cl H	2,500	12,944
Shanghai Pudong Development Bank, Cl A	10,000	13,342
Shenwan Hongyuan Group, Cl A	19,500	15,408
Tingyi Cayman Islands Holding	12,000	23,200
Tsingtao Brewery, Cl H	8,000	64,229
Uni-President China Holdings	18,000	17,713
Weichai Power, Cl H	56,000	99,398
Wuliangye Yibin, Cl A	500	17,008

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Xinjiang Goldwind Science & Technology, Cl H	8,800	$19,422
Yanzhou Coal Mining, Cl H	54,000	84,597
Yihai International Holding	4,000	21,427
Yonghui Superstores, Cl A	19,700	11,971
Zhongsheng Group Holdings	22,500	184,942
		6,384,060

DENMARK — 0.2%
AP Moller - Maersk, Cl B	78	234,481
Carlsberg, Cl B	97	15,082
Coloplast, Cl B	96	15,673
Danske Bank	7,177	118,186
DSV Panalpina	1,211	263,091
Novo Nordisk, Cl B	976	104,916
Orsted	235	30,285
Pandora	2,206	272,536
ROCKWOOL International, Cl B	150	62,278
Vestas Wind Systems	1,900	63,740
		1,180,268

FINLAND — 0.1%
Elisa	989	59,373
Kesko, Cl B	2,384	74,911
Kone, Cl B	1,060	69,899
Neste	639	30,245
Nordea Bank Abp	7,086	84,047
Stora Enso, Cl R	8,524	144,594
UPM-Kymmene	1,783	64,749
		527,818

FRANCE — 0.5%
Air Liquide	739	121,868
Arkema	209	27,415
AXA	2,647	72,985
BNP Paribas	7,193	447,609
Cie de Saint-Gobain	3,178	202,179
Cie Generale des Etablissements Michelin SCA	542	80,143
Credit Agricole	19,759	269,626
Dassault Systemes	1,220	73,669

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
EssilorLuxottica	1,083	$217,754
Gecina ‡	501	67,714
Hermes International	105	196,902
Kering	49	38,034
Legrand	668	73,355
L'Oreal	155	69,918
LVMH Moet Hennessy Louis Vuitton	149	115,977
Publicis Groupe	1,907	123,037
Sartorius Stedim Biotech	458	270,831
Societe Generale	14,131	440,091
Teleperformance	298	122,532
		3,031,639

GERMANY — 0.5%
adidas	47	13,654
Allianz	157	34,174
Bayerische Motoren Werke	2,301	220,539
Brenntag	2,945	253,144
Carl Zeiss Meditec	737	147,759
Daimler	7,083	665,201
Deutsche Bank *	10,460	126,552
Deutsche Boerse	247	38,911
Deutsche Post	7,541	445,596
Evonik Industries	701	21,089
GEA Group	1,917	97,036
Hannover Rueck	1,175	205,567
HelloFresh *	908	92,363
Infineon Technologies	2,180	99,177
KION Group	350	37,905
Merck KGaA	110	27,303
Puma	269	32,529
RWE	433	16,757
Siemens	3,335	534,725
Siemens Energy *	582	15,488
		3,125,469

HONG KONG — 0.1%
CK Asset Holdings	9,000	51,263
Hopson Development Holdings	25,190	61,495
Kingboard Laminates Holdings	58,000	102,564
Nine Dragons Paper Holdings	75,000	84,042

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Perennial Energy Holdings	55,000	$11,680
Techtronic Industries	7,500	153,767
Wharf Holdings	12,000	41,745
Xinyi Glass Holdings	20,000	48,646
		555,202

HUNGARY — 0.0%
MOL Hungarian Oil & Gas	11,469	86,102
OTP Bank Nyrt	573	31,730
Richter Gedeon Nyrt	582	15,495
		133,327

INDONESIA — 0.1%
Adaro Energy	1,134,000	135,052
Aneka Tambang	908,800	145,022
Bank Mandiri Persero	111,100	54,533
Charoen Pokphand Indonesia	32,300	13,688
Indah Kiat Pulp & Paper	42,500	22,399
Indofood Sukses Makmur	43,700	19,262
Tower Bersama Infrastructure	152,200	32,155
United Tractors	13,800	20,517
		442,628

ITALY — 0.1%
Enel	18,637	141,728
Eni	11,207	147,790
Ferrari	239	62,250
FinecoBank Banca Fineco	6,173	107,761
Mediobanca Banca di Credito Finanziario	2,862	31,717
Prysmian	4,171	154,591
UniCredit	12,711	152,849
		798,686

JAPAN — 2.0%
Advantest	2,500	218,501
Ajinomoto	4,800	144,295
Bandai Namco Holdings	1,900	147,708
Brother Industries	1,400	24,050
Casio Computer	2,800	36,256
Chiba Bank	22,800	131,905

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Chugai Pharmaceutical	3,600	$116,690
Dai-ichi Life Holdings	11,600	232,120
Daiichi Sankyo	4,500	111,653
Daikin Industries	900	182,808
Denso	2,200	160,912
Disco	200	56,543
Fuji Electric	500	26,058
FUJIFILM Holdings	2,600	204,191
Fujitsu	1,400	233,461
Hamamatsu Photonics	500	30,675
Hino Motors	3,200	26,444
Hitachi	4,000	235,178
Hitachi Metals	2,600	48,274
Honda Motor	1,000	27,258
Hoya	2,900	458,735
Inpex	1,600	13,244
Isuzu Motors	15,400	206,906
ITOCHU	9,400	268,775
JFE Holdings	12,300	140,898
JSR	5,700	212,108
Kakaku.com	1,500	41,872
KDDI	1,000	29,075
Keyence	100	61,700
Kikkoman	300	22,845
Kubota	700	14,520
Kurita Water Industries	1,400	65,470
Kyowa Kirin	1,000	27,899
M3	3,900	209,470
Marubeni	7,200	63,647
Mazda Motor	3,500	28,078
Minebea Mitsumi	4,100	107,982
Mitsubishi Electric	1,700	21,305
Mitsubishi Gas Chemical	7,200	118,747
Mitsubishi UFJ Financial Group	52,400	276,246
Mitsui	4,700	104,767
Mitsui Chemicals	500	13,313
MS&AD Insurance Group Holdings	3,000	87,574
Murata Manufacturing	3,600	264,022
Nexon	1,400	27,706
NGK Insulators	3,400	53,489
Nintendo	300	131,963
Nippon Sanso Holdings	1,800	37,867

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Nippon Telegraph & Telephone	6,000	$165,476
Nippon Yusen	7,000	454,136
Nissan Motor	3,100	15,274
Nitori Holdings	200	31,771
Nitto Denko	1,700	117,815
Nomura Holdings	33,400	140,129
Nomura Real Estate Holdings	2,400	51,991
Nomura Research Institute	5,700	244,532
NTT Data	1,100	23,192
Obic	100	18,432
Olympus	6,300	140,896
Omron	2,300	221,309
Oriental Land	200	31,332
ORIX	13,500	264,499
Otsuka	1,700	77,748
Otsuka Holdings	900	32,774
Panasonic	20,900	228,571
Recruit Holdings	1,300	78,899
Renesas Electronics *	6,900	86,806
Resona Holdings	53,200	193,640
Rinnai	600	56,657
Rohm	500	46,635
Sekisui Chemical	2,400	38,815
Sekisui House	3,300	64,203
SG Holdings	1,600	35,396
Shimadzu	700	29,713
Shimano	200	55,213
Shin-Etsu Chemical	2,800	466,212
SMC	200	127,585
Sompo Holdings	1,000	41,018
Sony	7,400	900,568
SUMCO	3,400	73,849
Sumitomo Electric Industries	1,100	14,284
Sumitomo Metal Mining	2,100	77,553
Sumitomo Mitsui Financial Group	5,100	165,791
Sumitomo Mitsui Trust Holdings	6,100	190,893
Suzuki Motor	3,600	144,591
Sysmex	700	86,677
TDK	1,800	71,075
Terumo	800	32,521
Tokyo Electron	1,000	523,123
Tosoh	1,500	21,364

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Toyota Industries	1,800	$146,493
Toyota Motor	5,000	87,997
Unicharm	700	30,216
Yamaha	400	20,454
Yamaha Motor	5,500	138,356
Z Holdings	10,000	66,059
		11,877,736

LUXEMBOURG — 0.1%
ArcelorMittal	8,311	224,591
Eurofins Scientific	690	88,576
		313,167

MALAYSIA — 0.1%
Axiata Group	62,500	57,944
Petronas Chemicals Group	50,300	101,625
Press Metal Aluminium Holdings	11,200	14,249
RHB Bank	7,400	9,284
Telekom Malaysia	64,800	85,634
		268,736

MEXICO — 0.3%
America Movil ADR, Cl L	19,952	347,564
Arca Continental	30,700	187,199
Cemex ADR	12,100	74,415
Coca-Cola Femsa ADR	3,699	181,695
Fomento Economico Mexicano ADR	1,874	132,567
Grupo Bimbo, Ser A	50,900	134,214
Grupo Carso	21,100	61,403
Grupo Financiero Banorte, Cl O	25,000	148,933
Grupo Mexico	45,500	189,512
Kimberly-Clark de Mexico, Cl A	12,130	19,098
Orbia Advance	69,400	161,925
Wal-Mart de Mexico	43,700	137,362
		1,775,887

NETHERLANDS — 0.4%
ABN AMRO Bank	4,947	70,366
Adyen *	43	119,711
Aegon	15,916	70,553

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — continued
ASM International	285	$128,687
ASML Holding	1,488	1,173,062
Koninklijke DSM	639	137,926
NN Group	3,799	188,436
Randstad	2,271	143,779
Wolters Kluwer	998	111,954
		2,144,474

NORWAY — 0.1%
Gjensidige Forsikring	2,260	51,334
Norsk Hydro	33,238	216,633
		267,967

PERU — 0.0%
Southern Copper	3,615	211,478

PHILIPPINES — 0.0%
Globe Telecom	625	40,766
International Container Terminal Services	5,010	19,656
		60,422

POLAND — 0.2%
Bank Polska Kasa Opieki	5,642	162,906
Dino Polska *	183	15,165
KGHM Polska Miedz	2,487	85,821
LPP	17	55,366
Orange Polska *	5,457	11,350
PGE Polska Grupa Energetyczna *	3,921	7,902
Polski Koncern Naftowy ORLEN	11,618	203,166
Polskie Gornictwo Naftowe i Gazownictwo	76,791	103,505
Powszechny Zaklad Ubezpieczen	25,307	221,167
Santander Bank Polska	622	55,149
		921,497

PUERTO RICO — 0.2%
Popular	16,690	1,298,816

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
RUSSIA — 0.0%
Evraz	20,844	$160,695

SAUDI ARABIA — 0.0%
Delivery Hero *	201	26,873

SINGAPORE — 0.0%
DBS Group Holdings	5,800	126,339
Mapletree Commercial Trust ‡	21,400	31,884
STMicroelectronics	553	26,928
United Overseas Bank	2,800	52,040
Venture	1,400	19,024
		256,215

SOUTH AFRICA — 0.4%
Absa Group	20,202	169,490
Anglo American	6,932	255,000
Anglo American Platinum	1,835	195,227
Aspen Pharmacare Holdings	1,196	17,872
Capitec Bank Holdings	688	78,897
Exxaro Resources	18,561	177,735
FirstRand	22,392	78,241
Impala Platinum Holdings	7,529	95,000
Kumba Iron Ore	3,115	88,310
Mr Price Group	5,280	66,162
MTN Group	30,096	304,596
Sasol *	10,078	166,167
Shoprite Holdings	5,479	67,877
Sibanye Stillwater	53,377	166,581
Standard Bank Group	9,123	74,150
Vodacom Group	8,154	68,656
Woolworths Holdings	19,095	61,698
		2,131,659

SOUTH KOREA — 1.1%
Amorepacific	311	41,057
Celltrion Pharm *	122	12,294
CJ	1,303	87,761
CJ CheilJedang	213	63,394
DB Insurance	1,142	51,535
Doosan Bobcat	1,166	35,329

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
E-MART	406	$48,633
GS Engineering & Construction	1,803	55,659
Hana Financial Group	8,414	278,588
Hankook Tire & Technology	1,690	54,371
Hanon Systems	2,490	27,044
HMM *	5,870	115,881
Hyundai Engineering & Construction	1,170	43,403
Hyundai Glovis	181	22,047
Hyundai Mobis	83	15,389
Hyundai Motor	331	54,262
Hyundai Steel	292	9,075
Industrial Bank of Korea	34,369	297,409
Kakao	890	90,914
KB Financial Group	5,635	251,789
Kia	3,952	257,299
Korea Investment Holdings	480	30,357
Korea Zinc	257	106,841
Kumho Petrochemical	1,112	145,134
LG	744	48,841
LG Chemical	149	86,956
LG Electronics	1,192	115,164
LG Innotek	574	147,109
Meritz Securities	12,540	52,432
Mirae Asset Securities	8,901	64,091
NAVER	1,172	376,684
NCSoft	96	54,782
NH Investment & Securities	3,636	37,621
Pearl Abyss *	156	17,186
POSCO	453	99,709
Samsung Electro-Mechanics	919	127,885
Samsung Electronics	25,327	1,518,429
Samsung Engineering *	748	13,067
Samsung SDI	276	159,067
Samsung Securities	1,377	51,156
Shinhan Financial Group	4,597	133,834
SK Holdings	188	41,003
SK Hynix	2,066	195,957
SK Square *	1,219	69,788
SK Telecom	1,886	86,593
SKC	883	146,230
S-Oil	147	9,853
Woori Financial Group	47,393	501,563

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Yuhan	1,075	$52,231
		6,402,696

SPAIN — 0.2%
Banco Bilbao Vizcaya Argentaria	47,555	253,335
Banco Santander	100,805	314,231
CaixaBank	86,144	222,994
Iberdrola	18,507	207,450
Industria de Diseno Textil	1,023	32,276
Repsol	21,525	238,363
Telefonica	5,020	22,745
		1,291,394

SWEDEN — 0.4%
Alfa Laval	4,339	168,475
Atlas Copco, Cl A	7,734	475,379
Boliden	397	13,672
Epiroc, Cl A	3,719	90,360
EQT	1,484	87,807
Hennes & Mauritz, Cl B	4,152	73,741
Hexagon, Cl B	8,225	120,465
Husqvarna, Cl B	5,085	71,690
Investor, Cl B	11,436	265,999
L E Lundbergforetagen, Cl B	1,013	55,713
Nibe Industrier, Cl B	21,544	308,729
Sandvik	4,978	123,446
Skandinaviska Enskilda Banken, Cl A	13,458	196,018
Skanska, Cl B	1,150	26,472
SKF, Cl B	919	21,096
Svenska Cellulosa SCA, Cl B	1,784	29,143
Svenska Handelsbanken, Cl A	2,498	26,516
Swedbank	5,226	105,422
Swedish Match	9,830	71,743
		2,331,886

SWITZERLAND — 0.3%
Chocoladefabriken Lindt & Spruengli	5	61,249
Cie Financiere Richemont, Cl A	1,144	170,356
EMS-Chemie Holding	77	73,473
Geberit	81	61,798

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
Givaudan	24	$117,252
Kuehne + Nagel International	809	232,239
Logitech International	886	70,533
Lonza Group	142	114,605
Partners Group Holding	76	131,387
Sika	541	211,094
Sonova Holding	280	105,483
Straumann Holding	51	108,617
Swiss Life Holding	60	34,499
UBS Group	1,015	17,520
Zurich Insurance Group	839	345,931
		1,856,036

TAIWAN — 1.2%
Accton Technology	15,000	154,718
Acer	42,000	41,806
Advantech	6,599	90,470
ASE Technology Holding	33,000	119,517
Asia Cement	71,000	107,021
Asustek Computer	6,000	75,596
AU Optronics	84,000	59,985
Cathay Financial Holding	53,000	114,240
Chailease Holding	19,513	172,523
China Steel	111,000	129,894
Compal Electronics	17,000	14,108
Delta Electronics	9,000	82,529
E.Sun Financial Holding	187,169	180,911
Eclat Textile	2,000	41,689
Evergreen Marine Taiwan	79,000	351,896
Feng TAY Enterprise	4,080	29,719
Fubon Financial Holding	18,209	47,811
Giant Manufacturing	8,000	89,444
Globalwafers	7,000	204,171
Hon Hai Precision Industry	65,000	240,430
Hua Nan Financial Holdings	18,098	13,118
Innolux	102,000	63,844
Lite-On Technology	10,000	21,602
MediaTek	17,000	615,001
Mega Financial Holding	28,000	34,367
Micro-Star International	24,000	139,936
Nan Ya Printed Circuit Board	5,000	112,117
Nien Made Enterprise	2,000	27,214

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Novatek Microelectronics	21,000	$347,823
Phison Electronics *	4,000	58,970
Quanta Computer	4,000	12,322
Realtek Semiconductor	18,000	356,510
SinoPac Financial Holdings	24,000	13,164
Synnex Technology International	32,000	66,942
Taishin Financial Holding	135,840	90,728
Taiwan Cement	93,388	154,089
Taiwan Cooperative Financial Holding	130,935	111,549
Taiwan Semiconductor Manufacturing ADR	12,061	1,412,946
United Microelectronics	202,000	461,947
Vanguard International Semiconductor	23,000	127,324
Walsin Technology	6,000	37,174
Wan Hai Lines	19,400	109,289
Win Semiconductors	1,000	12,946
Wistron	16,000	16,454
Yang Ming Marine Transport *	42,000	173,864
Yuanta Financial Holding	154,960	131,731
Zhen Ding Technology Holding	26,000	91,394
		7,162,843

THAILAND — 0.1%
Indorama Ventures NVDR	74,900	87,126
Kasikornbank NVDR	35,900	141,085
PTT Exploration & Production NVDR	60,500	203,266
PTT Global Chemical NVDR	51,500	85,939
Siam Commercial Bank NVDR	52,300	189,863
		707,279

TURKEY — 0.1%
Eregli Demir ve Celik Fabrikalari	181,497	298,261
Ford Otomotiv Sanayi	4,308	77,289
		375,550

UNITED KINGDOM — 0.7%
Admiral Group	4,382	172,902
Ashtead Group	4,475	359,851
AstraZeneca	1,371	151,153
Auto Trader Group	3,946	38,377
BAE Systems	9,058	66,032

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Barclays	118,640	$290,118
Berkeley Group Holdings	1,073	60,857
BP	37,065	160,773
CNH Industrial	1,349	22,312
Croda International	333	44,734
Direct Line Insurance Group	15,499	55,585
Experian	4,503	203,582
Halma	3,072	122,883
JD Sports Fashion	55,840	165,535
Kingfisher	25,679	107,964
Legal & General Group	52,042	194,762
Linde	1,408	447,941
Mondi	1,019	23,342
Natwest Group	43,363	122,391
Next	564	59,254
Persimmon	3,867	140,515
Royal Dutch Shell, Cl A	37,457	783,734
Spirax-Sarco Engineering	264	54,817
SSE	784	16,193
		3,865,607

UNITED STATES — 36.9%
COMMUNICATION SERVICES — 2.9%
Activision Blizzard	3,193	187,110
Alphabet, Cl A *	2,524	7,162,986
Alphabet, Cl C *	682	1,943,045
Cable One	150	265,809
Charter Communications, Cl A *	453	292,765
Comcast, Cl A	17,933	896,291
Discovery, Cl C *	3,941	89,500
DISH Network, Cl A *	2,713	84,781
Electronic Arts	1,103	137,014
Fox, Cl A	3,250	116,058
Fox, Cl B	2,469	82,958
Interpublic Group	1,298	43,081
Liberty Broadband, Cl A *	267	40,472
Liberty Broadband, Cl C *	570	88,265
Liberty Media -Liberty Formula One, Cl C *	946	57,630
Liberty Media -Liberty SiriusXM, Cl B *	2,196	107,450
Live Nation Entertainment *	922	98,331
Loyalty Ventures *	466	13,363

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Lumen Technologies	14,104	$174,043
Match Group *	2,046	265,960
Meta Platforms, Cl A *	7,791	2,527,868
Netflix *	710	455,749
News, Cl B	1,712	36,894
Omnicom Group	2,187	147,207
Pinterest, Cl A *	640	25,638
Roku, Cl A *	326	74,201
Sirius XM Holdings	6,100	37,210
Snap, Cl A *	1,414	67,321
Spotify Technology *	233	55,571
Take-Two Interactive Software *	921	152,775
T-Mobile US *	2,995	325,886
Twitter *	2,913	127,997
ViacomCBS	193	6,438
ViacomCBS, Cl B	3,853	119,250
Walt Disney	3,382	490,052
Zillow Group, Cl C *	978	53,076
		16,850,045

CONSUMER DISCRETIONARY — 4.8%
Advance Auto Parts	188	41,495
Amazon.com *	1,064	3,731,522
Aptiv *	1,354	217,114
AutoNation *	4,486	555,591
AutoZone *	192	348,877
Bath & Body Works	777	58,376
Best Buy	2,575	275,165
Booking Holdings *	37	77,768
BorgWarner	607	26,271
Brunswick	3,295	309,433
Burlington Stores *	997	292,251
Caesars Entertainment *	615	55,393
Capri Holdings *	5,115	302,910
CarMax *	1,134	160,177
Carnival *	6,565	115,675
Carvana, Cl A *	154	43,185
Chipotle Mexican Grill, Cl A *	107	175,845
Choice Hotels International	455	65,315
Darden Restaurants	1,179	162,643

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Dick's Sporting Goods	3,756	$441,555
Dollar General	4,306	952,918
Dollar Tree *	2,484	332,434
Domino's Pizza	448	234,815
DR Horton	7,685	750,824
eBay	6,286	424,054
Etsy *	781	214,447
Expedia Group *	193	31,090
Floor & Decor Holdings, Cl A *	949	122,336
Ford Motor	79,502	1,525,643
Garmin	4,133	551,921
General Motors *	24,098	1,394,551
Gentex	5,203	179,139
Genuine Parts	797	101,809
Hanesbrands	4,021	64,939
Hilton Worldwide Holdings *	1,360	183,695
Home Depot	3,565	1,428,175
Lear	201	33,726
Lennar, Cl A	5,331	560,022
Lennar, Cl B	491	42,118
LKQ	5,213	291,407
Lowe's	3,750	917,213
Lululemon Athletica *	1,017	462,135
Marriott International, Cl A *	1,591	234,768
McDonald's	2,001	489,445
MGM Resorts International	1,594	63,091
Mohawk Industries *	1,533	257,345
Newell Brands	3,089	66,321
NIKE, Cl B	5,458	923,712
NVR *	47	245,591
O'Reilly Automotive *	565	360,560
Peloton Interactive, Cl A *	377	16,588
Penske Automotive Group	3,074	306,232
Polaris	766	85,631
Pool	1,040	576,285
PulteGroup	8,171	408,795
PVH	353	37,693
Qurate Retail	4,011	32,088
RH *	86	50,153
Ross Stores	1,244	135,708
Royal Caribbean Cruises *	1,445	100,890

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Skechers U.S.A., Cl A *	1,724	$77,442
Starbucks	3,068	336,376
Target	6,071	1,480,353
Tempur Sealy International	8,016	343,405
Tesla *	875	1,001,665
TJX	3,817	264,900
Toll Brothers	2,557	162,293
Tractor Supply	1,656	373,146
Ulta Beauty *	510	195,815
Vail Resorts	154	51,083
Victoria's Secret *	259	14,059
Wayfair, Cl A *	304	75,343
Whirlpool	1,107	241,038
Williams-Sonoma	3,308	644,531
Yum! Brands	1,479	181,680
		28,089,997

CONSUMER STAPLES — 1.4%
Altria Group	5,469	233,198
Archer-Daniels-Midland	3,483	216,678
Bunge	500	43,285
Casey's General Stores	473	91,899
Church & Dwight	231	20,647
Coca-Cola	10,707	561,582
Colgate-Palmolive	3,606	270,522
Conagra Brands	4,619	141,110
Constellation Brands, Cl A	785	176,884
Costco Wholesale	1,253	675,843
Darling Ingredients *	310	20,931
Estee Lauder, Cl A	1,075	356,975
General Mills	3,466	214,095
Hain Celestial Group *	1,599	63,049
Hershey	1,115	197,901
J M Smucker	1,154	145,946
JBS	32,000	202,126
Keurig Dr Pepper	3,013	102,412
Kraft Heinz	4,127	138,708
Kroger	8,344	346,526
Mondelez International, Cl A	3,890	229,277
Monster Beverage *	1,405	117,711

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
PepsiCo	6,014	$960,917
Philip Morris International	4,188	359,917
Procter & Gamble	7,289	1,053,844
Sysco	2,262	158,431
Tyson Foods, Cl A	2,089	164,947
Walgreens Boots Alliance	4,405	197,344
Walmart	5,066	712,432
		8,175,137

ENERGY — 1.6%
Baker Hughes, Cl A	4,219	98,472
Cheniere Energy	1,789	187,505
Chevron	5,077	573,041
ConocoPhillips	6,113	428,705
Continental Resources	10,755	476,877
Devon Energy	38,673	1,626,586
Diamondback Energy	3,132	334,278
DT Midstream	477	21,880
EOG Resources	3,166	275,442
Equities *	8,786	170,712
Exxon Mobil	28,444	1,702,089
Halliburton	7,941	171,446
Hess	1,646	122,660
Kinder Morgan	11,398	176,213
Marathon Oil	41,071	636,190
Marathon Petroleum	3,557	216,443
Occidental Petroleum	7,636	226,407
ONEOK	3,454	206,687
Phillips 66	2,374	164,210
Pioneer Natural Resources	1,344	239,662
Schlumberger	10,489	300,825
Targa Resources	6,427	331,826
Tenaris	17,032	168,077
Valero Energy	2,169	145,193
Williams	5,634	150,935
		9,152,361

FINANCIALS — 6.1%
Aflac	4,183	226,468
Allstate	3,084	335,292

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Ally Financial	6,860	$314,394
American Express	1,862	283,583
American International Group	10,624	558,822
Ameriprise Financial	2,062	597,155
Aon, Cl A	2,362	698,609
Arch Capital Group *	3,839	155,019
Ares Management, Cl A	500	40,580
Arthur J Gallagher	956	155,732
Assurant	1,057	160,770
Assured Guaranty	9,529	466,635
Athene Holding, Cl A *	334	27,361
Bank of America	26,060	1,158,888
Bank of New York Mellon	4,817	263,923
Bank OZK	12,772	571,036
Berkshire Hathaway, Cl B *	4,585	1,268,624
BlackRock, Cl A	806	729,116
Blackstone Group, Cl A	2,538	359,000
Brown & Brown	1,337	86,116
Capital One Financial	2,483	348,936
Cboe Global Markets	418	53,897
Charles Schwab	3,684	285,105
Chubb	1,099	197,238
Cincinnati Financial	1,521	173,242
Citigroup	18,288	1,164,946
Citizens Financial Group	18,385	869,059
CME Group, Cl A	1,371	302,333
Comerica	7,130	588,439
Commerce Bancshares	900	62,820
Discover Financial Services	3,147	339,404
East West Bancorp	9,222	710,094
Equitable Holdings	1,214	38,192
Evercore, Cl A	856	118,727
FactSet Research Systems	295	138,228
Fidelity National Financial	3,034	148,393
Fifth Third Bancorp	11,094	467,612
First American Financial	1,333	98,882
First Citizens BancShares, Cl A	71	57,083
First Republic Bank	1,161	243,415
FNB	54,043	630,141
Goldman Sachs Group	1,394	531,100
Hartford Financial Services Group	2,770	183,097

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Huntington Bancshares	7,704	$114,327
Intercontinental Exchange	2,316	302,747
Invesco	3,602	80,433
Jefferies Financial Group	18,789	706,091
JPMorgan Chase	10,086	1,601,959
KeyCorp	33,331	747,948
KKR	2,096	156,047
Lincoln National	10,085	668,938
Loews	807	43,142
LPL Financial Holdings	431	67,930
M&T Bank	1,213	177,838
Markel *	130	155,327
Marsh & McLennan	2,938	481,891
MetLife	7,729	453,383
MGIC Investment	3,351	47,249
Moody's	958	374,233
Morgan Stanley	10,946	1,037,900
Morningstar	165	51,204
MSCI, Cl A	410	258,074
Nasdaq	2,044	415,402
Northern Trust	2,011	232,673
PacWest Bancorp	16,220	725,683
PNC Financial Services Group	1,082	213,154
Primerica	604	88,879
Principal Financial Group	2,249	154,236
Progressive	6,961	646,955
Prosperity Bancshares	2,554	182,049
Prudential Financial	1,966	201,043
Raymond James Financial	450	44,231
Regions Financial	40,238	915,414
S&P Global	709	323,113
SEI Investments	1,311	78,175
Signature Bank NY	1,570	474,611
SLM	12,048	214,213
State Street	5,713	508,286
SVB Financial Group *	1,315	910,414
Synchrony Financial	9,807	439,256
Synovus Financial	627	28,397
T Rowe Price Group	2,744	548,663
Travelers	1,759	258,485
Truist Financial	3,399	201,595

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
US Bancorp	3,586	$198,449
Webster Financial	10,906	587,724
Wells Fargo	36,588	1,748,175
Western Alliance Bancorp	5,673	622,782
Willis Towers Watson	476	107,500
Wintrust Financial	4,161	364,212
WR Berkley	1,059	81,162
Zions Bancorp	4,939	311,552
		35,560,650

HEALTH CARE — 4.2%
Abbott Laboratories	4,441	558,545
AbbVie	9,133	1,052,852
ABIOMED *	241	75,862
Acadia Healthcare *	460	25,838
Agilent Technologies	1,063	160,407
Align Technology *	380	232,381
Alnylam Pharmaceuticals *	658	120,940
AmerisourceBergen, Cl A	1,573	182,075
Anthem	1,316	534,599
Avantor *	1,685	66,524
Baxter International	2,872	214,165
Becton Dickinson	1,243	294,765
Biogen *	314	74,022
BioMarin Pharmaceutical *	1,415	122,100
Bio-Rad Laboratories, Cl A *	404	304,293
Bio-Techne	269	126,976
Boston Scientific *	5,919	225,336
Bristol-Myers Squibb	6,128	328,645
Bruker	1,540	124,725
Cardinal Health	2,324	107,439
Catalent *	1,591	204,698
Centene *	3,137	224,013
Cerner	2,307	162,528
Charles River Laboratories International *	659	241,108
Chemed	99	46,084
Cigna	1,914	367,297
Cooper	416	156,612
CVS Health	6,475	576,664
Danaher	2,975	956,879

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
DexCom *	359	$201,970
Edwards Lifesciences *	3,828	410,783
Elanco Animal Health *	4,462	128,238
Eli Lilly	2,603	645,648
Exact Sciences *	1,172	100,054
Gilead Sciences	4,246	292,677
HCA Healthcare	3,777	852,053
Hologic *	3,000	224,190
Horizon Therapeutics *	6,340	657,838
Humana	1,416	594,309
IDEXX Laboratories *	630	383,084
Illumina *	350	127,865
Intuitive Surgical *	516	167,359
IQVIA Holdings *	944	244,619
Johnson & Johnson	9,468	1,476,345
Laboratory Corp of America Holdings *	1,289	367,790
Masimo *	690	191,903
McKesson	711	154,116
Medtronic	4,860	518,562
Merck	9,316	697,862
Mettler-Toledo International *	197	298,284
Moderna *	3,184	1,122,137
Molina Healthcare *	1,602	456,858
Novocure *	200	18,728
PerkinElmer	1,084	197,461
Pfizer	15,152	814,117
Quest Diagnostics	2,640	392,515
Regeneron Pharmaceuticals *	593	377,462
ResMed	1,369	348,890
Royalty Pharma, Cl A	1,078	42,872
Seagen *	452	72,320
STERIS	377	82,386
Stryker	644	152,390
Teleflex	363	107,963
Thermo Fisher Scientific	1,443	913,174
United Therapeutics *	1,019	193,101
UnitedHealth Group	2,401	1,066,572
Veeva Systems, Cl A *	496	140,160
Waters *	516	169,284
West Pharmaceutical Services	1,231	544,914
Zimmer Biomet Holdings	1,168	139,693

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Zoetis, Cl A	3,324	$738,061
		24,694,979

INDUSTRIALS — 4.7%
3M	2,694	458,088
A O Smith	1,737	137,310
AECOM	663	45,707
AGCO	1,515	166,968
Air Lease, Cl A	1,150	46,679
Allegion	314	38,823
AMERCO	93	65,524
American Airlines Group *	2,284	40,404
AMETEK	1,729	236,009
Armstrong World Industries	811	85,942
Axon Enterprise *	290	48,949
Boeing *	1,331	263,338
Booz Allen Hamilton Holding, Cl A	3,148	264,243
Builders FirstSource *	7,731	536,841
Carlisle	491	110,573
Carrier Global	3,583	193,912
Caterpillar	1,427	275,910
CH Robinson Worldwide	926	88,053
Cintas	1,161	490,163
Colfax *	2,114	98,174
Copart *	2,304	334,449
CoStar Group *	1,630	126,749
CSX	11,022	382,023
Cummins	2,393	501,932
Deere	1,410	487,211
Delta Air Lines *	835	30,227
Dover	3,518	576,424
Eaton	4,586	743,207
Emerson Electric	8,523	748,660
Equifax	903	251,621
Expeditors International of Washington	3,134	381,157
Fastenal	7,487	443,006
FedEx	1,415	325,974
Fortive	2,121	156,678
Fortune Brands Home & Security	4,322	434,491
Gates Industrial *	3,325	53,300

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Generac Holdings *	1,009	$425,031
General Dynamics	1,845	348,650
General Electric	2,990	284,020
Graco	300	21,867
GXO Logistics *	326	31,312
HEICO	516	71,476
HEICO, Cl A	651	80,854
Honeywell International	1,847	373,537
Howmet Aerospace	3,066	86,247
Hubbell, Cl B	1,115	218,206
IDEX	1,243	279,165
IHS Markit	1,642	209,880
Illinois Tool Works	1,572	364,940
Ingersoll Rand	6,872	400,913
ITT	3,041	287,618
Jacobs Engineering Group	2,804	399,738
JB Hunt Transport Services	1,738	332,236
Johnson Controls International	4,902	366,474
Kansas City Southern	813	236,461
L3Harris Technologies	1,176	245,878
Landstar System	1,364	229,902
Lincoln Electric Holdings	548	73,958
Lyft, Cl A *	883	35,859
Masco	6,969	459,257
Middleby *	737	128,739
MSC Industrial Direct, Cl A	295	23,217
Nordson	890	226,229
Norfolk Southern	1,435	380,662
Northrop Grumman	1,179	411,235
nVent Electric	1,352	47,090
Old Dominion Freight Line	1,981	703,592
Oshkosh	1,634	175,818
Otis Worldwide	1,961	157,664
Owens Corning	1,141	96,802
PACCAR	2,957	246,673
Parker-Hannifin	1,702	514,106
Pentair	3,654	269,263
Plug Power *	2,715	108,193
Quanta Services	3,315	377,181
Raytheon Technologies	4,163	336,870
Regal Beloit	1,824	288,374

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Republic Services, Cl A	1,669	$220,742
Robert Half International	2,027	225,342
Rockwell Automation	581	195,332
Rollins	2,592	86,262
Roper Technologies	433	200,977
Ryder System	1,064	88,397
Schneider Electric	3,162	561,215
Snap-on	744	153,197
Southwest Airlines *	2,253	100,033
Stanley Black & Decker	1,115	194,857
Teledyne Technologies *	930	386,220
Textron	596	42,197
Timken	1,565	103,024
Toro	1,067	107,298
Trane Technologies	4,183	780,757
TransDigm Group *	266	153,761
TransUnion	2,306	256,404
Uber Technologies *	1,520	57,760
Union Pacific	2,930	690,425
United Parcel Service, Cl B	2,249	446,134
United Rentals *	2,289	775,376
Verisk Analytics, Cl A	1,230	276,590
Wabtec	1,800	159,786
Waste Management	2,698	433,488
Watsco	340	99,521
WW Grainger	944	454,451
XPO Logistics *	1,996	144,590
Xylem	1,771	214,486
		27,632,528

INFORMATION TECHNOLOGY — 9.0%
Accenture, Cl A	4,097	1,464,268
Adobe *	1,161	777,696
Advanced Micro Devices *	1,665	263,686
Akamai Technologies *	2,598	292,795
Amdocs	844	58,928
Amphenol, Cl A	3,386	272,844
Analog Devices	3,034	546,879
ANSYS *	639	250,156
Apple	53,283	8,807,680

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Applied Materials	9,006	$1,325,593
Arista Networks *	2,548	316,105
Arrow Electronics *	1,279	155,590
Atlassian, Cl A *	212	79,780
Autodesk *	1,076	273,509
Automatic Data Processing	1,872	432,226
Avalara *	305	42,602
Broadcom	1,341	742,485
Broadridge Financial Solutions	1,884	317,586
Cadence Design Systems *	2,020	358,469
CDW	2,699	511,083
Ceridian HCM Holding *	1,151	125,919
Cisco Systems	11,300	619,692
Cloudflare, Cl A *	528	99,391
Cognex	610	47,123
Cognizant Technology Solutions, Cl A	3,019	235,422
Corning	4,142	153,627
Coupa Software *	194	38,152
Crowdstrike Holdings, Cl A *	330	71,656
Datadog, Cl A *	325	57,944
Dell Technologies, Cl C *	2,802	158,229
DocuSign, Cl A *	1,090	268,532
Dynatrace *	932	58,576
Enphase Energy *	452	113,000
Entegris	3,829	559,340
EPAM Systems *	691	420,508
F5 Networks *	233	53,026
Fair Isaac *	339	119,711
Fidelity National Information Services	1,685	176,083
Fiserv *	1,427	137,734
FleetCor Technologies *	691	143,127
Fortinet *	1,421	471,928
Gartner *	949	296,325
GoDaddy, Cl A *	1,390	97,536
Hewlett Packard Enterprise	11,343	162,772
HP	10,060	354,917
HubSpot *	508	409,910
Intel	16,272	800,583
International Business Machines	5,259	615,829
Intuit	787	513,360
Jabil	817	47,762

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Jack Henry & Associates	343	$52,009
Keysight Technologies *	3,125	607,750
KLA	2,049	836,259
Kyndryl Holdings *	1,051	16,606
Lam Research	1,742	1,184,299
Leidos Holdings	1,634	143,645
Manhattan Associates *	333	52,001
Marvell Technology	3,339	237,637
Mastercard, Cl A	2,609	821,626
Microchip Technology	2,316	193,224
Micron Technology	4,759	399,756
Microsoft	32,419	10,717,397
MongoDB, Cl A *	27	13,449
Monolithic Power Systems	240	132,830
Motorola Solutions	1,249	316,222
NetApp	597	53,061
NortonLifeLock	6,433	159,860
NVIDIA	7,140	2,333,066
NXP Semiconductors	843	188,293
Okta, Cl A *	439	94,486
ON Semiconductor *	1,008	61,921
Oracle	5,730	519,940
Palantir Technologies, Cl A *	1,999	41,279
Palo Alto Networks *	176	96,261
Paychex	1,916	228,387
Paycom Software *	437	191,179
PayPal Holdings *	1,987	367,376
PTC *	879	96,321
Qorvo *	1,222	178,693
QUALCOMM	4,579	826,784
RingCentral, Cl A *	165	35,637
salesforce.com *	1,768	503,809
Seagate Technology Holdings	2,266	232,650
ServiceNow *	319	206,616
Skyworks Solutions	1,111	168,494
SolarEdge Technologies *	274	89,806
Square, Cl A *	286	59,582
SS&C Technologies Holdings	2,984	227,769
Synopsys *	1,374	468,534
TD SYNNEX	1,634	169,054
TE Connectivity	1,365	210,115

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Teradata *	1,522	$66,085
Teradyne	3,026	462,585
Texas Instruments	2,972	571,724
Trade Desk, Cl A *	830	85,839
Trimble *	3,144	269,975
Twilio, Cl A *	353	101,011
Tyler Technologies *	104	53,974
Ubiquiti	823	246,316
VeriSign *	563	135,069
Visa, Cl A	4,436	859,564
VMware, Cl A	1,814	211,766
Western Digital *	2,861	165,480
Workday, Cl A *	241	66,089
Xilinx	938	214,286
Zebra Technologies, Cl A *	830	488,687
Zscaler *	540	187,364
		52,437,171

MATERIALS — 1.5%
Air Products & Chemicals	1,326	381,145
Albemarle	2,263	603,067
Alcoa	7,089	329,851
Amcor	15,203	172,098
Avery Dennison	562	115,249
Ball	3,075	287,359
Berry Global Group *	2,654	183,259
Celanese, Cl A	1,260	190,714
CF Industries Holdings	1,125	68,164
Chemours	12,309	365,577
Corteva	4,090	184,050
Crown Holdings	3,187	337,185
Dow	4,155	228,234
DuPont de Nemours	1,894	140,080
Eagle Materials	274	42,256
Eastman Chemical	2,639	275,221
Ecolab	912	201,981
Element Solutions	2,957	67,627
FMC	1,031	103,296
Freeport-McMoRan	11,671	432,761
Graphic Packaging Holding	1,659	32,749

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
International Flavors & Fragrances	1,296	$184,252
International Paper	4,561	207,617
LyondellBasell Industries, Cl A	2,752	239,782
Martin Marietta Materials	720	290,527
Mosaic	3,795	129,865
Nucor	4,540	482,420
Olin	8,374	455,127
Packaging Corp of America	955	124,713
PPG Industries	2,362	364,150
Reliance Steel & Aluminum	1,453	215,959
RPM International	1,035	94,226
Scotts Miracle-Gro	1,905	276,015
Sherwin-Williams	974	322,628
Silgan Holdings	925	38,360
Steel Dynamics	3,136	187,533
Sylvamo *	414	12,536
United States Steel	1,123	25,391
Valvoline	1,746	59,486
Vulcan Materials	514	98,503
		8,551,013

REAL ESTATE — 0.1%
CBRE Group, Cl A *	4,591	438,762
Jones Lang LaSalle *	74	17,383
Life Storage ‡	346	45,721
Medical Properties Trust ‡	3,794	80,774
		582,640

UTILITIES — 0.6%
AES	5,543	129,595
Alliant Energy	2,080	113,963
Ameren	2,056	167,749
American Electric Power	2,434	197,276
American Water Works	889	149,859
Atmos Energy	1,028	92,849
CenterPoint Energy	2,026	52,494
CMS Energy	2,386	140,416
Consolidated Edison	1,641	127,407
DTE Energy	954	103,356
Duke Energy	1,937	187,908

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Edison International	2,205	$143,942
Entergy	1,668	167,367
Evergy	1,889	119,574
Eversource Energy	1,681	138,296
Exelon	4,778	251,944
FirstEnergy	4,518	170,148
NextEra Energy	5,268	457,157
PG&E *	8,810	104,663
PPL	6,407	178,307
Public Service Enterprise Group	2,481	155,038
Sempra Energy	1,419	170,096
Southern	5,185	316,803
		3,836,207

ZAMBIA — 0.0%
First Quantum Minerals	10,061	214,459

Total Common Stock
(Cost $200,770,775)		287,071,635
REGISTERED INVESTMENT COMPANIES — 48.3%

EQUITY FUNDS — 48.3%
AQR International Defensive Style Fund, Cl R6	491,744	7,371,237
AQR Large Cap Defensive Style Fund, Cl R6	353,154	10,958,376
Avantis Emerging Markets Equity ETF	209,854	13,170,437
Avantis International Equity ETF	68,174	4,191,338
Avantis International Small Cap Value ETF	87,677	5,441,235
DFA Emerging Markets Portfolio, Cl I	755,231	24,054,099
DFA Emerging Markets Small Cap Portfolio, Cl I	450,190	11,407,822
DFA Emerging Markets Targeted Value Portfolio, Cl I	186,911	2,355,076
DFA International High Relative Profitability Portfolio, Cl I	924,686	12,335,317
DFA International Real Estate Securities, Cl I	1,630,224	7,988,099
DFA International Small Cap Growth Portfolio, Cl I	113,213	2,164,640
DFA International Small Cap Value Portfolio, Cl I	581,936	12,069,349

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
DFA International Value Portfolio, Cl I	661,845	$12,270,606
DFA Large Cap International Portfolio, Cl I	870,306	22,967,375
DFA Real Estate Securities Portfolio, Cl I	441,101	21,305,170
DFA US Small Cap Portfolio, Cl I	240,306	11,428,969
DFA US Small Cap Value Portfolio, Cl I	200,981	9,096,391
DFA US Targeted Value Portfolio, Cl I	835,352	25,737,210
iShares MSCI Global Min Vol Factor ETF	402,030	41,682,470
Schwab International Small Cap Equity ETF	60,162	2,430,545
Vanguard Small Cap Value ETF	40,292	6,914,913
Vanguard U.S. Quality Factor ETF	39,529	4,827,677
Vanguard U.S. Value Factor ETF	98,922	9,874,394
Total Registered Investment Companies
(Cost $205,148,037)		282,042,745
PREFERRED STOCK — 0.1%

BRAZIL — 0.1%
Braskem *(1)	8,000	70,482
Cia Energetica de Minas Gerais (1)	17,400	40,855
Gerdau (1)	14,400	65,855
Petroleo Brasileiro (1)	101,100	531,949

Total Preferred Stock
(Cost $660,602)		709,141
SHORT-TERM INVESTMENT — 2.3%

DWS Government Money Market Series, Institutional Shares, 0.040% (A)
(Cost $13,364,133)	13,364,133	13,364,133

Total Investments — 99.8%
(Cost $419,943,547)		$583,187,654

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

A list of open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
S&P 500 Index E-MINI	16	Dec-2021	$3,754,252	$3,653,000	$(101,253)
SGX Nifty 50	73	Jan-2022	2,568,536	2,491,271	(77,265)
			$6,322,788	$6,144,271	$(178,517)

A list of open total return swap agreements held by the Fund at November 30, 2021, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPGEX NAV	SOFR + 35 BPS	SPGEX	Annually	03/02/2022	USD	7,130,915	$504,659	$504,659

Percentages are based on Net Assets of $584,494,966.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Rate is not available
(A)	The rate reported is the 7-day effective yield as of November 30, 2021.

ADR — American Depositary Receipt
BPS— Basis Points
Cl — Class
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
NAV — Net Asset Value
NVDR — Non-Voting Depositary Receipt
S&P— Standard & Poor's
Ser — Series
SGX — Singapore Exchange
SOFR — Secured Overnight Financing Rate
SPGEX — Symmetry Panoramic Global Equity Fund
USD — U.S. Dollar

The following table summarizes the inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$1,833,110	$–	$–	$1,833,110
Austria	658,278	–	–	658,278
Brazil	890,178	–	–	890,178

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Canada	$5,930,296	$–	$–	$5,930,296
Chile	94,576	–	–	94,576
China	6,384,060	–	–	6,384,060
Denmark	1,180,268	–	–	1,180,268
Finland	527,818	–	–	527,818
France	3,031,639	–	–	3,031,639
Germany	3,125,469	–	–	3,125,469
Hong Kong	555,202	–	–	555,202
Hungary	133,327	–	–	133,327
Indonesia	442,628	–	–	442,628
Italy	798,686	–	–	798,686
Japan	11,877,736	–	–	11,877,736
Luxembourg	313,167	–	–	313,167
Malaysia	268,736	–	–	268,736
Mexico	1,775,887	–	–	1,775,887
Netherlands	2,144,474	–	–	2,144,474
Norway	267,967	–	–	267,967
Peru	211,478	–	–	211,478
Philippines	60,422	–	–	60,422
Poland	921,497	–	–	921,497
Puerto Rico	1,298,816	–	–	1,298,816
Russia	160,695	–	–	160,695
Saudi Arabia	26,873	–	–	26,873
Singapore	256,215	–	–	256,215
South Africa	2,131,659	–	–	2,131,659
South Korea	6,385,510	17,186	–	6,402,696
Spain	1,291,394	–	–	1,291,394
Sweden	2,331,886	–	–	2,331,886
Switzerland	1,856,036	–	–	1,856,036
Taiwan	7,073,399	89,444	–	7,162,843
Thailand	707,279	–	–	707,279
Turkey	375,550	–	–	375,550
United Kingdom	3,865,607	–	–	3,865,607
United States	215,562,728	–	–	215,562,728
Zambia	214,459	–	–	214,459
Total Common Stock	286,965,005	106,630	–	287,071,635
Registered Investment Companies	282,042,745	–	–	282,042,745
Preferred Stock
Brazil	709,141	–	–	709,141
Short-Term Investment	13,364,133	–	–	13,364,133
Total Investments in Securities	$583,081,024	$106,630	$–	$583,187,654

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Depreciation	$(178,517)	$–	$–	$(178,517)
Total Return Swap^
Unrealized Appreciation	–	504,659	–	504,659
Total Other Financial Instruments	$(178,517)	$504,659	$–	$326,142

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

^ Futures contracts and swap contracts are valued at the unrealized appreciation on the instrument. Amounts designated as “—” are $0.

For the period ended November 30, 2021, there were no transfers in or out of Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 97.7%
	Shares	Value
EQUITY FUNDS — 97.7%
AQR Emerging Multi-Style II Fund, Cl R6	558,322	$6,588,200
AQR International Defensive Style Fund, Cl R6	109,391	1,639,764
AQR International Multi-Style Fund, Cl R6	872,349	11,235,855
AQR Large Cap Defensive Style Fund, Cl R6	73,548	2,282,195
AQR Large Capital Multi-Style Fund, Cl R6	797,010	17,510,302
Avantis Emerging Markets Equity ETF	45,759	2,871,835
Avantis International Equity ETF	14,914	916,913
Avantis International Small Cap Value ETF	18,843	1,169,397
DFA Emerging Markets Portfolio, Cl I	157,432	5,014,199
DFA Emerging Markets Small Cap Portfolio, Cl I	91,243	2,312,106
DFA Emerging Markets Targeted Value Portfolio, Cl I	33,303	419,618
DFA International High Relative Profitability Portfolio, Cl I	215,268	2,871,681
DFA International Small Cap Growth Portfolio, Cl I	24,762	473,452
DFA International Small Cap Value Portfolio, Cl I	131,779	2,733,104
DFA Large Cap International Portfolio, Cl I	195,715	5,164,922
DFA Real Estate Securities Portfolio, Cl I	46,497	2,245,826
DFA Tax-Managed U.S. Marketwide Value Portfolio II	185,109	6,506,591
DFA US High Relative Profitability Portfolio, Cl I	345,281	6,722,624
Dimensional International Value ETF	90,524	2,868,706
Dimensional US Core Equity 2 ETF	184,656	5,129,744
Dimensional US Equity ETF	234,946	11,716,757
Dimensional US Small Capital ETF	43,565	2,565,543
Dimensional US Targeted Value ETF	162,371	7,383,009
iShares MSCI Global Min Vol Factor ETF	83,057	8,611,350
Schwab International Small Cap Equity ETF	14,523	586,729
Vanguard Small Cap Value ETF	7,425	1,274,279
Vanguard U.S. Quality Factor ETF	6,573	802,760
Vanguard U.S. Value Factor ETF	17,776	1,774,400
Total Registered Investment Companies
(Cost $89,817,684)		121,391,861
SHORT-TERM INVESTMENT — 2.1%

DWS Government Money Market Series, Institutional Shares, 0.040% (A)
(Cost $2,618,022)	2,618,022	2,618,022

Total Investments — 99.8%
(Cost $92,435,706)		$124,009,883

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
NOVEMBER 30, 2021 (Unaudited)

A list of open total return swap agreements held by the Fund at November 30, 2021, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPGTX NAV	SOFR + 35 BPS	SPGTX	Annually	03/02/2022	USD	2,846,453	$159,875	$159,875

Percentages are based on Net Assets of $124,237,657.

(A) The rate reported is the 7-day effective yield as of November 30, 2021.

BPS— Basis Points
Cl — Class
ETF — Exchange-Traded Fund
Min — Minimum
MSCI — Morgan Stanley Capital International
NAV — Net Asset Value
SOFR — Secured Overnight Financing Rate
SPGTX — Symmetry Panoramic Tax-Managed Global Equity Fund
USD — United States Dollar
Vol — Volatility

The following table summarizes the inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$121,391,861	$–	$–	$121,391,861
Short-Term Investment	2,618,022	–	–	2,618,022
Total Investments in Securities	$124,009,883	$–	$–	$124,009,883

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swap^
Unrealized Appreciation	$–	$159,875	$–	$159,875
Total Other Financial Instruments	$–	$159,875	$–	$159,875

^ Swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0.

For the period ended November 30, 2021, there were no transfers in or out of Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND
NOVEMBER 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.4%
	Shares	Value
FIXED INCOME FUNDS — 99.4%
iShares Core 1-5 Year USD Bond ETF, Cl 5	676,588	$34,221,821
Vanguard Short-Term Bond Index Fund (A)	9,986,863	106,459,960
Vanguard Total Bond Market Index Fund, Cl Admiral Shares (A)	10,189,567	114,836,415
Total Registered Investment Companies
(Cost $244,511,499)		255,518,196
SHORT-TERM INVESTMENT — 0.7%

DWS Government Money Market Series, Institutional Shares, 0.040% (B)
(Cost $1,862,107)	1,862,107	1,862,107

Total Investments — 100.1%
(Cost $246,373,606)		$257,380,303

Percentages are based on Net Assets of $257,222,310.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of November 30, 2021.

Cl — Class
ETF — Exchange-Traded Fund
USD — U.S. Dollar

As of November 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended November 30, 2021, there were no transfers in or out of Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
NOVEMBER 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.0%
	Shares	Value
MUNICIPAL BOND FUNDS — 98.0%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	909,304	$9,493,131
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	1,835,468	18,648,353
iShares National Muni Bond ETF	19,370	2,258,929
iShares Short-Term National Muni Bond ETF	41,178	4,422,106
Vanguard Tax-Exempt Bond Index ETF	77,396	4,259,102
Total Registered Investment Companies
(Cost $39,024,599)		39,081,621
SHORT-TERM INVESTMENT — 2.1%

DWS Government Money Market Series, Institutional Shares, 0.040% (B)
(Cost $848,066)	848,066	848,066

Total Investments — 100.1%
(Cost $39,872,665)		$39,929,687

Percentages are based on Net Assets of $39,904,790.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of November 30, 2021.

Cl — Class
ETF — Exchange-Traded Fund

As of November 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended November 30, 2021, there were no transfers in or out of Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND
NOVEMBER 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.8%
	Shares	Value
FIXED INCOME FUNDS — 98.8%
DFA Five-Year Global Fixed Income Portfolio, Cl I	2,555,364	$27,572,379
Vanguard Total Bond Market Index Fund, Cl Admiral Shares (A)	17,280,861	194,755,306
Vanguard Total International Bond Index Fund, Cl Admiral Shares (A)	5,120,408	175,732,388
Total Registered Investment Companies
(Cost $378,292,540)		398,060,073
SHORT-TERM INVESTMENT — 1.2%

DWS Government Money Market Series, Institutional Shares, 0.040% (B)
(Cost $4,990,404)	4,990,404	4,990,404

Total Investments — 100.0%
(Cost $383,282,944)		$403,050,477

Percentages are based on Net Assets of $403,118,972

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of November 30, 2021.

Cl — Class

As of November 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended November 30, 2021, there were no transfers in or out of Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND
NOVEMBER 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.4%
	Shares	Value
EQUITY FUNDS — 98.4%
AQR Alternative Risk Premia Fund, Cl R6	49,095	$365,756
AQR Diversified Arbitrage Fund, Cl R6 (A)	58,699	719,644
AQR Managed Futures Strategy Fund, Cl R6 (A)	47,970	371,291
Total Registered Investment Companies
(Cost $1,341,255)		1,456,691
SHORT-TERM INVESTMENT — 1.0%

DWS Government Money Market Series, Institutional Shares, 0.040% (B)
(Cost $14,470)	14,470	14,470

Total Investments — 99.4%
(Cost $1,355,725)		$1,471,161

Percentages are based on Net Assets of $1,479,843.

(A)	Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of November 30, 2021.

Cl — Class

As of November 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended November 30, 2021, there were no transfers in or out of Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.